As filed with the Securities and Exchange Commission on November 12, 2010
Securities Act Registration No.

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No. ☐	Post-effective Amendment No. ☐
(Check appropriate box or boxes)
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 2500
Houston, TX 77046
(Address of Principal Executive Offices)
(713) 626-1919
(Registrant’s Telephone Number, including Area Code)
John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, TX 77046
(Name and Address of Agent for Service of Process)
With Copies to:

PETER A. DAVIDSON, ESQUIRE	KRISTIN H. IVES, ESQUIRE
Invesco Advisers, Inc.	Stradley Ronon Stevens and Young, LLP
11 Greenway Plaza, Suite 2500	2600 One Commerce Square
Houston, TX 77046	Philadelphia, PA 19103
     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
     It is proposed that this filing will become effective on December 27, 2010, pursuant to Rule 488 under the Securities Act of 1933, as amended.
     The title of the securities being registered are Series I and Series II shares of Invesco Van Kampen V.I. Equity and Income Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco V.I. International Growth Fund, Invesco V.I. Capital Development Fund, Invesco Van Kampen V.I. Capital Growth Fund, Invesco V.I. Dividend Growth Fund and Invesco Van Kampen V.I. Global Value Equity Fund.
     No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

713 626 1919 www.invescoaim.com [January ], 2011
Dear Shareholder/Contract Owner,
On June 1, Invesco completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments.
The Invesco and Van Kampen/Morgan Stanley retail investment capabilities were highly complementary, enabling Invesco to provide a more balanced product offering to Invesco Funds’ shareholders. As a result of the combination, Invesco gained investment talent for a number of investment strategies, including U.S. Value Equity, U.S. Small Cap Growth Equity, Tax-Free Municipals, Bank Loans and others. With this enhanced expertise and a comprehensive range of diverse investment capabilities, Invesco is better positioned than ever to meet the needs of investors across the U.S. and around the globe.
Since June 1, Invesco has been conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.
As the next step in the process of integrating the combined business, the Invesco Funds Boards have approved a realignment of fund offerings, subject to shareholder approval. If approved by shareholders, the proposed realignment will:
☐      Distinguish and emphasize Invesco’s most compelling investment processes and strategies;
☐      Reduce overlap in the product lineup to help lower costs for shareholders; and
☐      Build a solid foundation for further growth to meet client and shareholder needs.
In addition, most Funds will continue to be managed by their existing investment management teams post-reorganization and many shareholders will experience a reduction in total expense ratio, decreasing the cost of their investment. In cases where management fee expenses are scheduled to increase as a result of a proposed reorganization, Invesco has instituted a cap on the total expense ratio of the Acquiring Fund intended to preserve the lowest current expense ratio of all Target Funds in each proposed set of reorganizations for a period of time post reorganization.
The independent trustees of your Board believe that the reorganization proposed in this proxy statement/prospectus is in the best interest of your Fund and the attached proxy/voting instruction form seeks your vote in favor of the proposed reorganization.
Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card/voting instruction card in the enclosed postage paid return envelope. If you expect to attend the meeting in person, or have questions, please notify us by calling 1-800-959-4226. You may also provide voting instructions by telephone or through a website established for that purpose by following the instructions that appear on the enclosed voting instruction form. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.

Sincerely, Mr. Philip Taylor President and Principal Executive Officer

AIM VARIABLE INSURANCE FUNDS
(Invesco Variable Insurance Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 410-4246
NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 1, 2011
          A joint special meeting (the “Meeting”) of the shareholders of those series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”) identified below as the “Target Funds” will be held on April 1, 2011 at 3:00 p.m., Central Time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:
To approve an Agreement and Plan of Reorganization between each Target Fund listed below and the corresponding “Acquiring Fund” listed below, each a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).
The Target Funds and the corresponding Acquiring Funds involved in the proposed Reorganizations are:

Target Funds:	Corresponding Acquiring Funds:
Invesco V.I. Select Dimensions Balanced Fund
Invesco V.I. Basic Balanced Fund	Invesco Van Kampen V.I. Equity and Income Fund
Invesco V.I. Income Builder Fund

Invesco Van Kampen V.I. Government Fund	Invesco V.I. Government Securities Fund

Invesco Van Kampen V.I. High Yield Fund	Invesco V.I. High Yield Fund

Invesco Van Kampen V.I. Value Fund	Invesco Van Kampen V.I. Comstock Fund

Invesco Van Kampen V.I. International Growth Equity Fund	Invesco V.I. International Growth Fund

Invesco V.I. Dynamics Fund	Invesco V.I. Capital Development Fund

Invesco V.I. Large Cap Growth Fund	Invesco Van Kampen V.I. Capital Growth Fund

Invesco V.I. Financial Services Fund
Invesco V.I. Select Dimensions Dividend Growth Fund	Invesco V.I. Dividend Growth Fund

Invesco V.I. Global Dividend Growth Fund	Invesco Van Kampen V.I. Global Value Equity Fund
          Shareholders of record as of the close of business on January 14, 2011 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each Target Fund will vote separately on the proposal, and the proposal will be effected as to a particular Target Fund only if that Fund’s shareholders approve the proposal.
          The Target Funds are generally sold only to separate accounts of various insurance companies (the “Participating Insurance Companies”) to fund the benefits of variable annuity and/or variable life insurance policies (“Variable Contracts”). Individual Variable Contract owners (“Contract Owners”) are not the shareholders of a Target Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders. However, except as otherwise might be required, each Participating Insurance Company will offer Contract Owners the opportunity to instruct it as to how it should vote shares of a Target Fund held by it in its separate accounts on the proposal to be considered at the Meeting. Contract Owners may provide voting instructions to the appropriate

Participating Insurance Company on how to vote shares of a Target Fund attributable to their Variable Contract at the Meeting or any adjournment of the Meeting.
     The Board of Trustees of the Trust (the “Board”) requests that the Participating Insurance Companies and any other direct shareholders of the Target Funds vote their shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope. If you are a Contract Owner, the Participating Insurance Companies request that you provide voting instructions by completing the enclosed voting instruction form and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet, if available, using the instructions on the voting instruction form.
     The Board recommends that shareholders vote FOR the above proposal as further described in the Joint Proxy Statement/Prospectus.
     Some Contract Owners have shares of more than one Target Fund attributable to their Variable Contract and may receive voting instruction forms or proxy materials for each such Target Fund. Please sign and promptly return each voting instruction form in the postage paid return envelope regardless of the number of shares attributable to your Variable Contract.
     Voting instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed voting instruction form to the appropriate Participating Insurance Company.

Philip Taylor
President and Principal Executive Officer

January ___, 2011

AIM VARIABLE INSURANCE FUNDS
(Invesco Variable Insurance Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 410-4246
JOINT PROXY STATEMENT/PROSPECTUS
                    , 2010
Introduction
     This Joint Proxy Statement/Prospectus contains information that shareholders of each series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”) listed below as the “Target Funds” should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Target Funds and also a prospectus for the corresponding “Acquiring Funds” listed below. Each Target Fund and Acquiring Fund is a series of the Trust, a registered open-end management investment company. The Target Funds and Acquiring Funds collectively are referred to as the “Funds” and individually as a “Fund.”

Target Funds:	Corresponding Acquiring Funds:
Invesco V.I. Select Dimensions Balanced Fund
Invesco V.I. Basic Balanced Fund	Invesco Van Kampen V.I. Equity and Income Fund
Invesco V.I. Income Builder Fund

Invesco Van Kampen V.I. Government Fund	Invesco V.I. Government Securities Fund

Invesco Van Kampen V.I. High Yield Fund	Invesco V.I. High Yield Fund

Invesco Van Kampen V.I. Value Fund	Invesco Van Kampen V.I. Comstock Fund

Invesco Van Kampen V.I. International Growth Equity Fund	Invesco V.I. International Growth Fund

Invesco V.I. Dynamics Fund	Invesco V.I. Capital Development Fund

Invesco V.I. Large Cap Growth Fund	Invesco Van Kampen V.I. Capital Growth Fund

Invesco V.I. Financial Services Fund
Invesco V.I. Select Dimensions Dividend Growth Fund	Invesco V.I. Dividend Growth Fund

Invesco V.I. Global Dividend Growth Fund	Invesco Van Kampen V.I. Global Value Equity Fund
     The Target Funds generally are sold only to separate accounts (the “Accounts”) of various insurance companies (the “Participating Insurance Companies”) to fund the benefits of variable annuity and/or variable life insurance policies (“Variable Contracts”). The Accounts may invest in shares of the Target Funds in accordance with allocation instructions received from owners of the Variable Contracts (“Contract Owners”). Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Variable Contracts, are further described in the applicable Variable Contract prospectus. Individual Contract Owners are not the shareholders of a Target Fund. Rather, the Participating Insurance Companies and their Accounts are the shareholders. However, each Participating Insurance Company offers Contract Owners the opportunity to instruct it as to how it should vote shares of a Target Fund held by it and the Accounts attributable to the Contract Owner’s Variable Contract on the proposal to be considered at the Meeting. This Joint Proxy Statement/Prospectus is provided to Contract Owners entitled to give voting instructions. Each Participating Insurance Company hereby solicits voting instructions from its Contract Owners with respect to the shares of the Target Funds attributable to such Variable Contracts. The Board of Trustees of the Trust (the “Board”) hereby solicits proxies from shareholders of the Target Funds, including each Participating Insurance Company and its Accounts. This Joint Proxy Statement/Prospectus contains information that a Contract Owner should know before providing voting instructions on the proposed reorganizations that are described herein.

     For purposes of this Joint Proxy Statement/Prospectus, the terms “shareholder,” “you,” and “your” may refer to Contract Owners and to Accounts and Participating Insurance Companies, as direct owners of Target Fund shares, and any other direct shareholders of the Target Funds, unless the context otherwise requires.
     A joint special meeting of the shareholders of the Target Funds (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 1, 2011 at 3:00 p.m., Central Time. At the Meeting, shareholders of each Target Fund are being asked to consider the following proposal:
To approve an Agreement and Plan of Reorganization (the “Agreement”) between each Target Fund and the corresponding Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of such Target Fund by the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).
     The total value of the Acquiring Fund shares of each class that shareholders of the corresponding Target Fund will receive in a Reorganization will be the same as the total value of the shares of such class of the Target Fund that such shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. Provided that the Variable Contracts qualify to be treated as life insurance contracts or as annuity contracts under the applicable provisions of the Internal Revenue Code of 1986, as amended (he “Code”), each Reorganization will not be a taxable event for Contract Owners regardless of the tax status of the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganizations.
     The Board has fixed the close of business on January 14, 2011 as the record date (“Record Date”) for the determination of shareholders of the Target Funds entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of each Target Fund as of the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Joint Proxy Statement/Prospectus, the Notice of Joint Special Meeting of Shareholders, proxy cards and voting instruction forms will be mailed on or about January __, 2011 to all shareholders entitled to vote at the Meeting and to all Contract Owners eligible to provide voting instructions on the Agreement.
     The Board has approved the Agreement for each Target Fund and its corresponding Acquiring Fund and has determined that it is in the best interest of each Target Fund and its corresponding Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Funds or the Acquiring Funds. If shareholders of a Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for that Fund.
     This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Fund.
     Additional information about the Funds is available in the:
•	Prospectuses for the Target Funds and the Acquiring Funds;

•	Annual and Semi-Annual Reports to Shareholders of the Target Funds and the Acquiring Funds; and

•	Statements of Additional Information (“SAIs”) for the Target Funds and the Acquiring Funds.
     These documents are on file with the U.S. Securities and Exchange Commission (the “SEC”). The current prospectuses of the Target Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund that corresponds to the Target Fund you own directly or that is an underlying investment in your Variable Contract accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Joint Proxy Statement/Prospectus. The SAI relating to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. The Target Fund prospectuses, the most recent annual reports to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual reports to shareholders

2

of the Target Funds have been previously mailed to shareholders of those Funds and are available on the Trust’s website at www.invesco.com.
     Copies of all of these documents are available upon request without charge by visiting or writing to the Trust, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 410-4246. Copies of the Target Funds’ prospectuses and SAIs are also available upon request and without charge by calling the Participating Insurance Company which issued your Variable Contract.
     You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, NE, Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-1520.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

3

Exhibits
     No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

i

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
     Shareholders of each Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the corresponding Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
SUMMARY OF KEY INFORMATION
     The following is a summary of certain information contained elsewhere in this Joint Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Joint Proxy Statement/Prospectus, the form of Agreement, attached as Exhibit C, and the enclosed prospectus of the corresponding Acquiring Fund carefully for more complete information.
On what am I being asked to vote/provide voting instructions?
     If you are a shareholder of a Target Fund you are being asked to consider and approve, and if you are a Contract Owner with shares of one or more Target Funds attributable to your Variable Contract, you are being asked to consider and provide voting instructions to approve, the Agreement under which the Target Fund’s assets will be acquired and its liabilities assumed by the corresponding Acquiring Fund. The Target Funds are sold only to Accounts of various Participating Insurance Companies to fund the benefits of Variable Contracts. Contract Owners are not the shareholders of a Target Fund. Rather, the Participating Insurance Companies and their Accounts are the shareholders. However, each Participating Insurance Company will offer Contract Owners the opportunity to instruct it as to how it should vote shares of a Target Fund attributable to such Contract Owner’s Variable Contracts on the proposal to be considered at the Meeting. Any shares of a Target Fund for which no voting instructions are given will generally be voted by the Participating Insurance Company, if required, in proportion to those shares for which timely instructions are received.
     If shareholders of a Target Fund approve the Agreement, shares of such Target Fund will be exchanged for shares of the corresponding Acquiring Fund of equal value, which will result in your holding, indirectly through your Variable Contract, shares of the Acquiring Fund, and the outstanding shares of the Target Fund will be cancelled.
Has my Fund’s Board of Trustees approved the Reorganizations?
     Yes. The Board has carefully reviewed the proposal and [unanimously] approved the Agreement and the Reorganization for each Target Fund. The Board recommends that shareholders of each Target Fund vote in favor of the Agreement.
What are the reasons for the proposed Reorganizations?
     On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds to help reduce the shareholders’ cost of ownership.
     The Board considered these and other factors in concluding that the Reorganizations would be in the best interest of the Target Funds and that the interests of the Target Funds’ shareholders would not be diluted as a result thereof. The Board’s considerations are described in more detail in the “The Proposed Reorganizations — Board considerations in approving the Reorganizations” section below.
What effect will a Reorganization have on me as a Contract Owner?
     Immediately after a Reorganization, the value of shares of an Acquiring Fund attributable to your Variable Contract will be equal in value to the shares of the corresponding Target Fund attributable to your Variable Contract immediately prior to the closing of the Reorganization. The principal differences between the Target Funds and the Acquiring Funds are described in this Joint Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Joint Proxy Statement/Prospectus contains additional information about the Acquiring Fund whose share will be attributable to your Variable Contract following the Reorganization, if approved.
How do the Funds’ investment objectives, principal investment strategies and risks compare?
     Investment Objectives
     Many of the Target Funds and Acquiring Funds have similar investment objectives, as described in the table below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

Investment Objectives
Target Fund(s)	Corresponding Acquiring Fund
Invesco V.I. Select Dimensions Balanced Fund	Invesco Van Kampen V.I. Equity and Income Fund
(Select Dimensions Balanced Fund)	(VK Equity and Income Fund)

capital growth with reasonable current income	both capital appreciation and current income

Invesco V.I. Basic Balanced Fund
(Basic Balanced Fund)

long-term growth of capital and, secondarily, current income

Invesco V.I. Income Builder Fund
(Income Builder Fund)

reasonable income and, as a secondary objective, growth of capital

Invesco Van Kampen V.I. Government Fund	Invesco V.I. Government Securities Fund
(VK Government Fund)	(Government Securities Fund)

high current return consistent with preservation of capital	total return, comprised of current income and
capital appreciation

Invesco Van Kampen V.I. High Yield Fund	Invesco V.I. High Yield Fund
(VK High Yield Fund)	(High Yield Fund)

above-average total return over a market cycle of three to	total return, comprised of current income and
five years by investing primarily in a diversified	capital appreciation
portfolio of high yield securities

Invesco Van Kampen V.I. Value Fund	Invesco Van Kampen V.I. Comstock Fund
(VK Value Fund)	(VK Comstock Fund)

above-average total return over a market cycle of three to	capital growth and income through investments
five years by investing primarily in a portfolio of common	in equity securities, including common stocks,
stocks and other equity securities	preferred stocks and securities convertible
into common and preferred stocks

Investment Objectives
Target Fund(s)	Corresponding Acquiring Fund
Invesco Van Kampen V.I. International Growth Equity Fund	Invesco V.I. International Growth Fund
(VK International Growth Equity Fund)	(International Growth Fund)

long-term capital appreciation, with a secondary objective of income	long-term growth of capital

Invesco V.I. Dynamics Fund	Invesco V.I. Capital Development Fund
(Dynamics Fund)	(Capital Development Fund)

long-term growth of capital	long-term growth of capital

Invesco V.I. Large Cap Growth Fund	Invesco Van Kampen V.I. Capital Growth Fund
(Large Cap Growth Fund)	(VK Capital Growth Fund)

long-term growth of capital	capital growth

Invesco V.I. Financial Services Fund	Invesco V.I. Dividend Growth Fund
(Financial Services Fund)	(Dividend Growth Fund)

long-term growth of capital	reasonable current income and long-term growth
of income and capital
Invesco V.I. Select Dimensions Dividend Growth Fund
(Select Dimensions Dividend Growth Fund)

reasonable current income and long-term growth of income and capital

Invesco V.I. Global Dividend Growth Fund	Invesco Van Kampen V.I. Global Value Equity Fund
(Global Dividend Growth Fund)	(VK Global Value Equity Fund)

reasonable current income and long-term growth of income	long-term capital appreciation by investing
and capital	primarily in equity securities of issuers
throughout the world, including U.S. issuers
     Principal Investment Strategies and Risks
     The principal investment strategies of certain Acquiring Funds are similar to the principal investment strategies of the corresponding Target Funds, but none are exactly the same. As a result, an Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the corresponding Target Fund. The risks of owning an Acquiring Fund may therefore be somewhat different than the risks of owning the corresponding Target Fund. The “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of Principal Risks of Investing in the Funds” sections below compare the principal investment strategies and risks of each Target Fund and its corresponding Acquiring Fund and highlight certain key differences.
How do the Funds’ expenses compare?
     The tables below provide a summary comparison of the expenses of each Target Fund and its corresponding Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization for that Fund. The pro forma expense ratios shown project anticipated expenses but actual expenses may be greater or less than those shown.
     None of the Reorganizations are contingent upon shareholder approval of any other Reorganization. This is also true for Reorganizations where two or more Target Funds are proposed to reorganize with and into a single Acquiring Fund. Because a Target Fund’s participation in such a multi-Fund Reorganization is not contingent on whether such multi-Fund Reorganization is approved by any of the other Target Funds’ shareholders, several Fund combinations are possible in such a Reorganization. Because of either the expense caps in place for the Acquiring Fund or because the possible combination of Reorganizations do not effect the Acquiring Fund’s total expenses on a pro forma basis, the effects on expenses for all possible combinations are not illustrated in the expense tables below. Therefore, in lieu of showing all possible combinations, the tables below for a multi-Fund Reorganization include expenses on a pro forma basis assuming that all of the proposed Reorganizations for that Acquiring Fund have been completed.
     The table below describes the fees and expenses that are incurred, directly or indirectly, when a Contract Owner buys, holds, or redeems an interest in an Account that invests in the shares of a Fund but does not represent the effect of any fees or other expenses assessed in connection with your Variable Contract, and if it did, expenses would be higher.

Basic Balanced Fund, Income Builder Fund and Select Dimensions Balanced Fund (Target Funds) into VK Equity and Income Fund (Acquiring Fund)*

	Series I
	Actual (as of December 31, 2009)				Pro Forma
					VK Equity and
	Select	Basic			Income Fund
	Dimensions	Balanced	Income	VK Equity and	(assumes all
	Balanced Fund	Fund	Builder Fund	Income Fund	Reorganizations
	(Target Fund)	(Target Fund)	(Target Fund)	(Acquiring Fund)	are completed)
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.52%	0.75%[1]	0.67%	0.42%	0.41%
Distribution and Service (12b-1) Fees	None	None	None	None	None
Other Expenses	0.60%[2]	0.75%	0.68%[2]	0.30%[2]	0.31%
Acquired Fund Fees and Expenses	0.00%[3]	0.01%	0.00%[3]	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	1.12%[2]	1.51%	1.35%[2]	0.73%[2]	0.73%

Fee Waiver and/or Expense Reimbursement	0.30%[4]	0.59%[1,4]	0.33%[4]	0.02%[4]	0.02%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.82%	0.92%	1.02%	0.71%	0.71%

	Series II
	Actual (as of December 31, 2009)				Pro Forma
					VK Equity and
	Select	Basic			Income Fund
	Dimensions	Balanced	Income	VK Equity and	(assumes all
	Balanced Fund	Fund	Builder Fund	Income Fund	Reorganizations
	(Target Fund)	(Target Fund)	(Target Fund)	(Acquiring Fund)	are completed)
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.52%	0.75%[1]	0.67%	0.42%	0.41%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%[5]	0.25%[5]
Other Expenses	0.60%[2]	0.75%	0.68%[2]	0.30%[2]	0.31%
Acquired Fund Fees and Expenses	0.00%[3]	0.01%	0.00%[3]	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	1.37%[2]	1.76%	1.60%[2]	0.98%[2]	0.98%

Fee Waiver and/or Expense Reimbursement	0.30%[4]	0.59%[1,4]	0.33%[4]	0.22%[4]	0.22%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.07%	1.17%	1.27%	0.76%	0.76%

VK Government Fund (Target Fund) into Government Securities Fund (Acquiring Fund)*

	Series I			Series II
	Actual (as of December 31, 2009)		Pro Forma	Actual (as of December 31, 2009)		Pro Forma
	VK			VK
	Government	Government		Government	Government
	Fund	Securities Fund	Government	Fund	Securities Fund	Government
	(Target Fund)	(Acquiring Fund)	Securities Fund	(Target Fund)	(Acquiring Fund)	Securities Fund
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.46%	0.46%	0.50%	0.46%	0.46%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	0.25%	0.25%
Other Expenses	0.36%[2]	0.29%	0.30%	0.36%[2]	0.29%	0.30%
Total Annual Fund Operating Expenses	0.86%[2]	0.75%	0.76%	1.11%[2]	1.00%	1.01%

Fee Waiver and/or Expense Reimbursement	0.26%[4]	0.02%[4]	0.16%[4]	0.26%[4]	0.02%[4]	0.16%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60%	0.73%	0.60%	0.85%	0.98%	0.85%

VK High Yield Fund (Target Fund) into High Yield Fund (Acquiring Fund)*

	Series I			Series II
	Actual (as of December 31, 2009)		Pro Forma	Actual (as of December 31, 2009)		Pro Forma
	VK High Yield			VK High Yield
	Fund	High Yield Fund		Fund	High Yield Fund
	(Target Fund)	(Acquiring Fund)	High Yield Fund	(Target Fund)	(Acquiring Fund)	High Yield Fund
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%	0.63%	0.63%	0.42%	0.63%	0.63%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	0.25%	0.25%
Other Expenses	0.55%[2]	0.59%	0.46%	0.55%[2]	0.59%	0.46%
Acquired Fund Fees and Expenses	0.01%[2]	0.00%[3]	0.00%[3]	0.01%[2]	0.00%[3]	0.00%[3]
Total Annual Fund Operating Expenses	0.98%[2]	1.22%	1.09%	1.23%[2]	1.47%	1.34%

Fee Waiver and/or Expense Reimbursement	0.17%[4]	0.27%[4]	0.29%[4]	0.17%[4]	0.27%[4]	0.29%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81%	0.95%	0.80%	1.06%	1.20%	1.05%

VK Value Fund (Target Fund) into VK Comstock Fund (Acquiring Fund)*

	Series I			Series II
	Actual (as of December 31, 2009)		Pro Forma	Actual (as of December 31, 2009)		Pro Forma
		VK Comstock			VK Comstock
	VK Value Fund	Fund (Acquiring		VK Value Fund	Fund (Acquiring
	(Target Fund)	Fund)	VK Comstock Fund	(Target Fund)	Fund)	VK Comstock Fund
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.56%	0.56%	0.55%	0.56%	0.56%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	0.25%	0.25%
Other Expenses	0.67%[2]	0.31%[2]	0.31%	0.67%[2]	0.31%[2]	0.31%
Total Annual Fund Operating Expenses	1.22%[2]	0.87%[2]	0.87%	1.47%[2]	1.12%[2]	1.12%

Fee Waiver and/or Expense Reimbursement	0.36%[4]	0.25%[4]	0.25%[4]	0.36%[4]	0.25%[4]	0.25%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%	0.62%	0.62%	1.11%	0.87%	0.87%

VK International Growth Equity Fund (Target Fund) into International Growth Fund (Acquiring Fund)*

	Series I			Series II
	Actual (as of December 31, 2009)		Pro Forma	Actual (as of December 31, 2009)		Pro Forma
	VK			VK
	International			International
	Growth Equity	International		Growth Equity	International
	Fund	Growth Fund	International	Fund	Growth Fund	International
	(Target Fund)	(Acquiring Fund)	Growth Fund	(Target Fund)	(Acquiring Fund)	Growth Fund
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.71%	0.71%	0.75%	0.71%	0.71%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	0.25%	0.25%
Other Expenses	0.43%[2]	0.33%	0.33%	0.43%[2]	0.33%	0.33%
Acquired Fund Fees and Expenses	0.00%[3]	0.02%	0.02%	0.00%[3]	0.02%	0.02%
Total Annual Fund Operating Expenses	1.18%[2]	1.06%	1.06%	1.43%[2]	1.31%	1.31%

Fee Waiver and/or Expense Reimbursement	0.07%[4]	0.00%[4]	0.00%[4]	0.07%[4]	0.00%[4]	0.00%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11%	1.06%	1.06%	1.36%	1.31%	1.31%

Dynamics Fund (Target Fund) into Capital Development Fund (Acquiring Fund)*

	Series I			Series II
	Actual (as of December 31, 2009)		Pro Forma	Actual (as of December 31, 2009)		Pro Forma
		Capital			Capital
		Development			Development
	Dynamics Fund	Fund	Capital	Dynamics Fund	Fund	Capital
	(Target Fund)	(Acquiring Fund)	Development Fund	(Target Fund)	(Acquiring Fund)	Development Fund
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%[1]	0.75%	0.75%	0.75%[1]	0.75%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	0.25%	0.25%
Other Expenses	0.58%	0.36%	0.36%	0.58%	0.36%	0.36%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.34%	1.12%	1.12%	1.59%	1.37%	1.37%

Fee Waiver and/or Expense Reimbursement	0.03%[4]	0.01%[1,4]	0.00%[4]	0.13%[4]	0.01%[1,4]	0.00%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%	1.11%	1.12%	1.46%	1.36%	1.37%

Large Cap Growth Fund (Target Fund) into VK Capital Growth Fund (Acquiring Fund)*

	Series I			Series II
	Actual (as of December 31, 2009)		Pro Forma	Actual (as of December 31, 2009)		Pro Forma
	Large Cap	VK Capital		Large Cap	VK Capital
	Growth Fund	Growth Fund	VK Capital Growth	Growth Fund	Growth Fund	VK Capital Growth
	(Target Fund)	(Acquiring Fund)	Fund	(Target Fund)	(Acquiring Fund)	Fund
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	0.25%	0.25%
Other Expenses	0.45%	0.40%[2]	0.37%	0.45%	0.40%[2]	0.37%
Acquired Fund Fees and Expenses	0.01%	0.00%[3]	0.00%[3]	0.01%	0.00%[3]	0.00%[3]
Total Annual Fund Operating Expenses	1.16%	1.10%[2]	1.07%	1.41%	1.35%[2]	1.32%

Fee Waiver and/or Expense Reimbursement	0.14%[4]	0.26%[4]	0.23%[4]	0.14%[4]	0.26%[4]	0.23%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%	0.84%	0.84%	1.27%	1.09%	1.09%

Financial Services Fund and Select Dimensions Dividend Growth Fund (Target Funds) into Dividend Growth Fund (Acquiring Fund)*

	Series I
	Actual (as of December 31, 2009)			Pro Forma
		Select		Dividend Growth
		Dimensions		Fund
	Financial	Dividend	Dividend Growth	(assumes both
	Services Fund	Growth Fund	Fund	Reorganizations are
	(Target Fund)	(Target Fund)	(Acquiring Fund)	completed)
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.54%	0.54%	0.50%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.53%	0.41%[2]	0.33%[2]	0.33%
Acquired Fund Fees and Expenses	0.01%	0.00%[3]	0.00%[3]	0.00%[3]
Total Annual Fund Operating Expenses	1.29%	0.95%[2]	0.87%[2]	0.83%

Fee Waiver and/or Expense Reimbursement	0.00%[4]	0.23%[4]	0.20%[4]	0.16%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%	0.72%	0.67%	0.67%

	Series II
	Actual (as of December 31, 2009)			Pro Forma
		Select		Dividend Growth
		Dimensions		Fund
	Financial	Dividend	Dividend Growth	(assumes both
	Services Fund	Growth Fund	Fund (Acquiring	Reorganizations are
	(Target Fund)	(Target Fund)	Fund)	completed)
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.54%	0.54%	0.50%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.53%	0.41%[2]	0.33%[2]	0.33%
Acquired Fund Fees and Expenses	0.01%	0.00%[3]	0.00%[3]	0.00%[3]
Total Annual Fund Operating Expenses	1.54%	1.20%[2]	1.12%[2]	1.08%

Fee Waiver and/or Expense Reimbursement	0.08%[4]	0.23%[4]	0.20%[4]	0.16%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.46%	0.97%	0.92%	0.92%

Global Dividend Growth Fund (Target Fund) into VK Global Value Equity Fund (Acquiring Fund)*

	Series I			Series II
	Actual (as of December 31, 2009)		Pro Forma	Actual (as of December 31, 2009)		Pro Forma
	Global			Global
	Dividend	VK Global Value		Dividend	VK Global Value
	Growth Fund	Equity Fund	VK Global Value	Growth Fund	Equity Fund	VK Global Value
	(Target Fund)	(Acquiring Fund)	Equity Fund	(Target Fund)	(Acquiring Fund)	Equity Fund
Shareholder Fees (Fees paid directly from your investment)	N/A	N/A	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	0.25%	0.25%
Other Expenses	0.49%[2]	0.64%[2]	0.48%	0.49%[2]	0.64%[2]	0.48%
Total Annual Fund Operating Expenses	1.16%[2]	1.31%[2]	1.15%	1.41%[2]	1.56%[2]	1.40%

Fee Waiver and/or Expense Reimbursement	0.22%[4]	0.16%[4]	0.21%[4]	0.22%[4]	0.16%[4]	0.21%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.94%	1.15%	0.94%	1.19%	1.40%	1.19%

*	Actual expense ratio reflect annual fund operating expenses as of December 31, 2009, the most recent fiscal year end. Pro Forma numbers are estimates as if the Reorganization(s) had been completed as of January 1, 2009 and do not include the estimated costs of the Reorganization. None of the Target Funds are expected to bear any Reorganization costs, other than the Financial Services Fund. The estimated Reorganization costs that the Financial Services Fund will bear are $250,000. Invesco Advisers estimates that the shareholders of such Fund will recoup these costs through reduced expenses in approximately nine months or less. For more information on the costs of the Reorganizations to be borne by the Funds, see “Costs of the Reorganizations” below.

[1]	Invesco Advisers has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Basic Balanced Fund’s maximum annual advisory fee rate ranges from 0.62% (for average net assets up to $250 million) to 0.515% (for average net assets over $10 billion). The Capital Development Fund’s maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion). The Board or Invesco Advisers may mutually agree to terminate these fee waiver agreements at any time.

[2]	Based on estimated amounts for the current fiscal year.

[3]	Unless otherwise indicated, Acquired Fund Fees and Expenses are less than 0.01%.

[4]	Invesco Advisers has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to the percentages of average daily net assets and until the dates listed in the table below. In determining Invesco Advisers’ obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; and (vi) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds, as applicable. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on date provided in the table. The table below displays the contractual expense limitations and expiration dates of the Target Fund and the Acquiring Fund prior to the Reorganization and the pro forma Acquiring Fund after the Reorganization.

	Series I	Series II	Expiration Date		Series I	Series II	Expiration Date
Fund	(before	(before	(before	Fund	(after	(after	(after
(before Reorganization)	Reorganization)	Reorganization)	Reorganization)	(after Reorganization)	Reorganization)	Reorganization)	Reorganization)
Select Dimensions Balanced Fund (Target Fund)	0.82%	1.07%	06/30/2012	VK Equity and Income Fund	0.70%	0.75%	06/30/2012
Basic Balanced Fund (Target Fund)	0.91%	1.16%	04/30/2011
Income Builder Fund (Target Fund)	1.02%	1.27%	06/30/2012
VK Equity and Income Fund (Acquiring Fund)	0.70%	0.75%	06/30/2012
VK Government Fund (Target Fund)	0.60%	0.85%	06/30/2012	Government Securities Fund	0.60%	0.85%	06/30/2012
Government Securities Fund (Acquiring Fund)	0.73%	0.98%	04/30/2011
VK High Yield Fund (Target Fund)	0.80%	1.05%	06/30/2012	High Yield Fund	0.80%	1.05%	06/30/2013
High Yield Fund (Acquiring Fund)	0.95%	1.20%	04/30/2011
VK Value Fund (Target Fund)	0.86%	1.11%	06/30/2012	VK Comstock Fund	0.62%	0.87%	06/30/2012
VK Comstock Fund (Acquiring Fund)	0.62%	0.87%	06/30/2012
VK International Growth Equity Fund (Target Fund)	1.11%	1.36%	06/30/2012	International Growth Fund	1.11%	1.36%	06/30/2012
International Growth Fund (Acquiring Fund)	1.30%	1.45%	04/30/2011
Dynamics Fund (Target Fund)	1.30%	1.45%	04/30/2011	Capital Development Fund	1.30%	1.45%	06/30/2012
Capital Development Fund (Acquiring Fund)	1.30%	1.45%	04/30/2011
Large Cap Growth Fund (Target Fund)	1.01%	1.26%	04/30/2011	VK Capital Growth Fund	0.84%	1.09%	06/30/2012
VK Capital Growth Fund (Acquiring Fund)	0.84%	1.09%	06/30/2012
Financial Services Fund (Target Fund)	1.30%	1.45%	04/30/2011	Dividend Growth Fund	0.67%	0.92%	06/30/2012
Select Dimensions Dividend Growth Fund (Target Fund)	0.72%	0.97%	06/30/2012
Dividend Growth Fund (Acquiring Fund)	0.67%	0.92%	06/30/2012
Global Dividend Growth Fund (Target Fund)	0.94%	1.19%	06/30/2012	VK Global Value Equity Fund	0.94%	1.19%	06/30/2012
VK Global Value Equity Fund (Acquiring Fund)	1.15%	1.40%	06/30/2012

[5]	IDI has contractually agreed through at least June 30, 2012, to waive 0.20% of Rule 12b-1 distribution plan payments. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. Fee Waiver and/or Expense Reimbursement has been restated to reflect this agreement.

Expense Example
     These Examples are intended to help you compare the costs of investing in different classes of a Target Fund and its corresponding Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganization with the corresponding Target Fund are also provided. All costs are based upon the information set forth in the Fee Table above. These Examples do not represent the effect of any fees other expenses assessed in connection with your Variable Contract, and if they did, expenses would be higher.
     The Examples assume that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same. The Examples reflect fee waivers and expense reimbursements for the Target Funds included in the fee tables above for [one year only]. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:
Basic Balanced Fund and Income Builder Fund and Select Dimensions Balanced Fund (Target Funds) into VK Equity and Income Fund (Acquiring Fund)

		One	Three	Five	Ten		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years	Class	Year	Years	Years	Years
Select Dimensions Balanced Fund (Target Fund)	Series I	$84	$295	$557	$1,308	Series II	$109	$373	$691	$1,593
Basic Balanced Fund (Target Fund)	Series I	$94	$419	$768	$1,751	Series II	$119	$497	$899	$2,024
Income Builder Fund (Target Fund)	Series I	$104	$361	$675	$1,565	Series II	$129	$439	$807	$1,843
VK Equity and Income Fund (Acquiring Fund)	Series I	$73	$229	$402	$903	Series II	$78	$267	$498	$1,160
Combined Pro Forma — VK Equity and Income Fund (assumes all three Reorganizations are completed)	Series I	$73	$231	$404	$905	Series II	$78	$290	$520	$1,181
VK Government Fund (Target Fund) into Government Securities Fund (Acquiring Fund)

		One	Three	Five	Ten		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years	Class	Year	Years	Years	Years
VK Government Fund (Target Fund)	Series I	$61	$221	$424	$1,011	Series II	$87	$300	$560	$1,304
Government Securities Fund (Acquiring Fund)	Series I	$75	$238	$415	$928	Series II	$100	$316	$551	$1,223
Combined Pro Forma — Government Securities Fund	Series I	$61	$227	$407	$927	Series II	$87	$306	$542	$1,222
VK High Yield Fund (Target Fund) into High Yield Fund (Acquiring Fund)

		One	Three	Five	Ten		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years	Class	Year	Years	Years	Years
VK High Yield Fund (Target Fund)	Series I	$83	$277	$508	$1,170	Series II	$108	$356	$642	$1,458
High Yield Fund (Acquiring Fund)	Series I	$97	$360	$644	$1,453	Series II	$122	$438	$777	$1,734
Combined Pro Forma — High Yield Fund	Series I	$82	$287	$543	$1,275	Series II	$107	$366	$677	$1,561
VK Value Fund (Target Fund) into VK Comstock Fund (Acquiring Fund)

		One	Three	Five	Ten		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years	Class	Year	Years	Years	Years
VK Value Fund (Target Fund)	Series I	$88	$314	$599	$1,412	Series II	$113	$392	$732	$1,694
VK Comstock Fund (Acquiring Fund)	Series I	$63	$226	$432	$1,025	Series II	$89	$305	$567	$1,317
Combined Pro Forma — VK Comstock Fund	Series I	$63	$253	$458	$1,049	Series II	$89	$331	$593	$1,341

VK International Growth Equity Fund (Target Fund) into International Growth Fund (Acquiring Fund)

		One	Three	Five	Ten		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years	Class	Year	Years	Years	Years
VK International Growth Equity Fund (Target Fund)	Series I	$113	$361	$635	$1,419	Series II	$138	$438	$768	$1,701
International Growth Fund (Acquiring Fund)	Series I	$108	$337	$585	$1,294	Series II	$133	$415	$718	$1,579
Combined Pro Forma — International Growth Fund	Series I	$108	$337	$585	$1,294	Series II	$133	$415	$718	$1,579
Dynamics Fund (Target Fund) into Capital Development Fund (Acquiring Fund)

		One	Three	Five	Ten		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years	Class	Year	Years	Years	Years
Dynamics Fund (Target Fund)	Series I	$133	$422	$731	$1,610	Series II	$149	$489	$853	$1,878
Capital Development Fund (Acquiring Fund)	Series I	$113	$355	$616	$1,362	Series II	$138	$433	$749	$1,645
Combined Pro Forma — Capital Development Fund	Series I	$114	$356	$617	$1,363	Series II	$139	$434	$750	$1,646
Large Cap Growth Fund (Target Fund) into VK Capital Growth Fund (Acquiring Fund)

		One	Three	Five	Ten		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years	Class	Year	Years	Years	Years
Large Cap Growth Fund (Target Fund)	Series I	$104	$355	$625	$1,397	Series II	$129	$432	$758	$1,679
VK Capital Growth Fund (Acquiring Fund)	Series I	$86	$297	$554	$1,292	Series II	$111	$375	$688	$1,577
Combined Pro Forma — VK Capital Growth Fund	Series I	$86	$318	$568	$1,285	Series II	$111	$396	$701	$1,570
Financial Services Fund and Select Dimensions Dividend Growth Fund (Target Funds) into Dividend Growth Fund (Acquiring Fund)

		One	Three	Five	Ten		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years	Class	Year	Years	Years	Years
Financial Services Fund (Target Fund)	Series I	$131	$409	$708	$1,556	Series II	$149	$479	$832	$1,828
Select Dimensions Dividend Growth Fund (Target Fund)	Series I	$74	$256	$479	$1,123	Series II	$99	$334	$614	$1,413
Dividend Growth Fund (Acquiring Fund)	Series I	$68	$237	$442	$1,035	Series II	$94	$315	$577	$1,326
Combined Pro Forma — Dividend Growth Fund (assumes both Reorganizations are completed)	Series I	$68	$249	$445	$1,011	Series II	$94	$328	$580	$1,303
Global Dividend Growth Fund (Target Fund) into VK Global Value Equity Fund (Acquiring Fund)

		One	Three	Five	Ten		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years	Class	Year	Years	Years	Years
Global Dividend Growth Fund (Target Fund)	Series I	$96	$324	$595	$1,369	Series II	$121	$402	$728	$1,652
VK Global Value Equity Fund (Acquiring Fund)	Series I	$117	$383	$687	$1,550	Series II	$143	$460	$819	$1,829
Combined Pro Forma — VK Global Value Equity Fund	Series I	$96	$345	$613	$1,379	Series II	$121	$423	$746	$1,662

     The Examples are not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund’s projected or actual performance.
     For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “THE PROPOSED REORGANIZATIONS - Board Considerations in Approving the Reorganizations” in this Joint Proxy Statement/Prospectus.
How do the performance records of the Funds compare?
     The table below compares the performance history of each Acquiring Fund’s oldest share class to the performance history of the comparable class of the corresponding Target Fund as of September 30, 2010. Since inception performance is only provided for share classes with less than 10 years performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The table below does not reflect charges assessed in connection with your Variable Contract; if it did, the performance shown would be lower. The returns below may not be indicative of a Fund’s future performance.

	Average Annual Total Returns
			10 Years or
			Since
	1 Year	5 Years	Inception
VK Equity and Income Fund (Acquiring Fund) — Series II (Inception: 04/30/03)[1]	6.33%	2.92%	6.53%
Select Dimensions Balanced Fund (Target Fund) — Series II (Inception: 07/24/00)[1]	5.50%	2.33%	4.12%
Basic Balanced Fund (Target Fund) — Series II (Inception: 01/24/02)[2]	4.57%	(0.95)%	2.27%
Income Builder Fund (Target Fund) — Series II (Inception: 06/05/00)[1]	6.74%	2.26%	4.24%

Government Securities Fund (Acquiring Fund) — Series I (Inception: 05/05/93)	6.67%	5.96%	5.41%
VK Government Fund (Target Fund) — Series I (Inception: 04/07/86)[1]	6.16%	4.14%	5.05%

High Yield Fund (Acquiring Fund) — Series I (Inception: 05/01/98)	17.88%	7.20%	4.72%
VK High Yield Fund (Target Fund) — Series I (Inception: 01/02/97)[1]	14.93%	6.38%	4.55%

VK Comstock Fund (Acquiring Fund) — Series I (Inception: 04/30/99)[1]	9.38%	0.49%	3.68%
VK Value Fund (Target Fund) — Series I (Inception: 01/02/97)[1]	9.37%	0.67%	4.28%

	Average Annual Total Returns
			10 Years or
			Since
	1 Year	5 Years	Inception
International Growth Fund (Acquiring Fund) — Series I (Inception: 05/05/93)	11.50%	5.73%	3.01%
VK International Growth Equity Fund (Target Fund) — Series I (Inception: 06/01/10)[3]	8.06%	—	(2.53)%

Capital Development Fund (Acquiring Fund) — Series I (Inception: 05/01/98)	11.52%	1.04%	1.87%
Dynamics Fund (Target Fund) — Series I (Inception: 08/22/97)	16.30%	1.46%	(4.15)%

VK Capital Growth Fund (Acquiring Fund) — Series I (Inception: 07/03/95)[1]	14.96%	1.94%	(5.77)%
Large Cap Growth Fund (Target Fund) — Series I (Inception: 08/29/03)	9.52%	0.73%	3.53%

Dividend Growth Fund (Acquiring Fund) — Series I (Inception: 03/01/90)[1]	7.47%	(0.95)%	1.46%
Financial Services Fund (Target Fund) — Series I (Inception: 09/20/99)	1.08%	(12.49)%	(5.81)%
Select Dimensions Dividend Growth Fund (Target Fund) — Series I (Inception: 11/09/94)[1]	7.35%	(0.95)%	1.43%

VK Global Value Equity Fund (Acquiring Fund) — Series I (Inception: 01/02/97)[1]	5.81%	(1.11)%	2.04%
Global Dividend Growth Fund (Target Fund) — Series I (Inception: 02/23/94)[1]	6.05%	(1.10)%	2.82%

[1]	The performance includes performance of the predecessor fund for periods prior to June 1, 2010. The inception date provided is that of the predecessor Fund.

[2]	Series II shares performance shown prior to the inception date is that of Series I shares (or the predecessor fund’s shares, as applicable) restated to reflect the higher 12b-1 fees applicable to Series II shares.

[3]	Series I shares performance shown prior to the inception date is that of the predecessor fund’s Class II shares, which was April 28, 2006.
     The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

How do the management, investment adviser and other service providers of the Funds compare?
     Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. Generally, the contractual investment advisory fees for each Acquiring Fund are or will be, upon completion of the Reorganizations, lower than or comparable to the contractual investment advisory fees of the corresponding Target Fund so that an Acquiring Fund will not pay more investment advisory fees than the corresponding Target Fund. Three exceptions are the investment advisory fees for Government Securities Fund, High Yield Fund and VK Comstock Fund, where the contractual investment advisory fees of the Acquiring Fund are higher than those of its corresponding Target Fund. For more information about the contractual investment advisory fees of the Acquiring Fund that corresponds to your Target Fund, please see that Acquiring Fund’s SAI. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers (and its predecessor) has acted as an investment adviser since its organization in 1976. As of September 30, 2010, Invesco Advisers had $300.3 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco, Ltd. (“Invesco”).
     The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Australia Limited;

•	Invesco Trimark Ltd.

•	Invesco Hong Kong Limited;

•	Invesco Asset Management (Japan) Limited;

•	Invesco Senior Secured Management, Inc.; and
     Other key service providers to the Target Funds, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Funds. Each Acquiring Fund prospectus and SAI describe the services and other arrangements with these service providers.
Will an Acquiring Fund have different portfolio managers than the corresponding Target Fund?
     For most of the Reorganizations, the portfolio management teams of the Target Fund and the corresponding Acquiring Fund are the same. The Basic Balanced Fund and Income Builder Fund portfolio management teams are slightly different from the portfolio management team for the VK Equity and Income Fund in that both Funds have an additional member on their portfolio management teams. Also, the Income Builder Fund does not include two members from the VK Equity and Income Fund’s portfolio management team. In addition, the portfolio management teams for the Financial Services Fund and the Dividend Growth Fund differ in that the portfolio management team of the Dividend Growth Fund has one additional member. The Acquiring Fund prospectus that accompanies this Joint Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the corresponding Acquiring Fund.
Will there be any tax consequences resulting from the proposal?
     Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Funds anticipate receiving a legal opinion to that effect. Thus, while there can be no assurances that the U.S. Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganizations. For federal income tax purposes, the Participating Insurance Companies and the Accounts are treated as shareholders of the Target Funds, rather than the Contract Owners. In any event, a Reorganization will not be taxable to Contract Owners regardless of the tax status of the Reorganization so long as the Variable Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or as annuity contracts under Section 72 of the Code. Contract Owners should ask their own tax advisors for more information on their own tax situation.

When are the Reorganizations expected to occur?
     If shareholders of a Target Fund approve the Reorganization at the Meeting, it is anticipated that such Reorganization will occur on or about May 2, 2011.
How do I vote on the Reorganizations?
     If you are a Contract Owner, participating Insurance Companies typically offer several ways you can provide voting instructions for shares of the Target Fund attributable to your Variable Contract, including by mail, by telephone or via the Internet. The voting instructions Form that accompanies this Joint Proxy Statement/Prospectus provides detailed instructions on how you may provide voting instructions to your Participating Insurance Company. When you complete and return your voting instruction form, it directs your Participating Insurance Company how to vote its shares of a Target Fund attributable to your Variable Contract. If you do not provide voting instructions to your Participating Insurance Company, your shares will be voted in the same proportion as shares for which instructions have been received from other Contract Owners.
Where can I find more information about the Funds and the Reorganizations?
     Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Joint Proxy Statement/Prospectus contains additional information about the Reorganizations. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganizations or how to provide voting instructions, please call Invesco Client Services at (800) 410-4246.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Principal Investment Strategies
     The following section compares the principal investment strategies of each Target Fund with the principal investment strategies of its corresponding Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”
Select Dimensions Balanced Fund, Basic Balanced Fund, and
Income Builder Fund (Target Funds) into VK Equity and Income Fund (Acquiring Fund)
     Under normal circumstances, the Acquiring Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities and the Income Builder Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in income-producing equity and fixed-income securities, each with 65% of its total assets invested in income-producing equity securities, such as common stocks, preferred stocks and convertible securities. The Acquiring Fund has a current operating policy to invest in investment-grade quality debt securities (i.e., securities rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by Standard & Poor’s Ratings Services (“S&P”), or unrated securities determined by Invesco Advisers to be of comparable quality), whereas the Income Builder Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade (but not below B) or, if unrated, of comparable quality as determined by Invesco Advisers (commonly known as “junk bonds”). The Income Builder Fund also may invest up to 35% of its net assets in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and non-convertible fixed-income securities (including zero-coupon securities), and up to 20% of its net assets in common stocks that do not pay a dividend. Like the Acquiring Fund, the Basic Balanced Fund seeks to achieve its investment objectives by investing primarily in income-producing equity securities and investment grade quality debt securities. The Basic Balanced Fund normally invests between 30% and 70% of its total assets in equity securities, and between 25% and 70% of its total assets in investment-grade non-convertible debt securities. The Basic Balanced Fund also may invest up to 25% of its total assets in convertible securities. The Select Dimensions

Balanced Fund normally invests at least 60% of its assets in common stocks and securities convertible into common stocks, and at least 25% of its assets in fixed-income securities and may invest in junk bonds.
     The Acquiring Fund and the Basic Balanced Fund emphasize a value style of investing, seeking well-established, undervalued companies that Invesco Advisers believes offer the potential for income with safety of principal and long-term growth of capital. The Income Builder Fund also utilizes a value-oriented style in the selection of securities, and looks at the various attributes of a company to determine whether the company is attractively valued in the current marketplace, such as its price/earnings ratio, price/book value ratio and price/sales ratio. The Select Dimensions Balanced Fund may purchase or sell securities based on Invesco Advisers’ assessment of business, economic and investment conditions.
     The Acquiring Fund, the Basic Balanced Fund and the Income Builder Fund may invest up to 25% of its total assets in foreign securities, whereas the Select Dimensions Balanced Fund may invest up to 20% of its net assets in foreign securities.
     Each Fund except the Basic Balanced Fund may purchase convertible securities rated below investment grade (i.e., Ba or lower by Moody’s or BB or lower by S&P), and may invest up to 15% of its total assets in real estate investment trusts (“REITs”) as a principal investment strategy. The Acquiring Fund and the Select Dimensions Balanced Fund each may invest in collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBS”), and stripped mortgage-backed securities. The Select Dimensions Balanced Fund also may invest in asset-backed securities.
     The Acquiring Fund, the Select Dimensions Balanced Fund and the Income Builder Fund each may invest in various derivative instruments, such as options, futures contracts, forward contracts and swaps. The use of derivative instruments by the Income Builder Fund and the Select Dimensions Balanced Fund will be counted toward such Funds’ 80% policies, discussed above, to the extent the derivative instruments have economic characteristics similar to the securities included within that policy.
     Each of these Funds invests in a combination of equity and fixed-income securities to generate capital growth with some current income, although the Income Builder Fund has a greater emphasis on current income. Each of the Funds may also invest to a similar degree in foreign securities, derivative instruments, and in high yield debt securities, although the Select Dimensions Balanced Fund may generally have greater exposure to high yield debt securities.
VK Government Fund (Target Fund) into
Government Securities Fund (Acquiring Fund)
     The investment strategies of the Acquiring Fund and the Target Fund are substantially similar. The Acquiring Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. The Target Fund invests, under normal market conditions, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in securities and repurchase agreements fully collateralized by U.S. government securities. For both Funds, the securities described in such 80% policies include (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality.
     In complying with the 80% investment requirement, the Acquiring Fund also may invest in other investments, such as derivative instruments, that have economic characteristics similar to the Acquiring Fund’s direct investments, including U.S. Treasury futures.
     The principal type of fixed-income securities purchased by both the Acquiring Fund and the Target Fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date, mortgage-backed securities (“MBS”) consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings. Each Fund may enter into reverse repurchase agreements, and each Fund may invest in derivative instruments such as Treasury futures and options on Treasury futures. The Target Fund’s use of derivative instruments may also include options, forwards, futures, options on futures, swaps, inverse floating rate debt securities and other related instruments and techniques. Both Funds often use Treasury futures and dollar roll transactions to gain exposure to the Treasury and agency MBS markets while deploying Fund assets in other securities. Each Fund may invest in CMOs and the Target Fund may invest in real estate mortgage investment conduits.
     Both the Acquiring Fund and the Target Fund invest in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years. Although the Target Fund has no policy limiting the maturities of its investments, the Target Fund seeks to moderate market risk by normally maintaining a portfolio duration of four to six years. The Target Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark.
     The portfolio managers for each Fund utilize an appropriate benchmark index in structuring the Fund’s portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). Decisions to purchase or sell securities will typically depend on economic fundamentals, credit-related fundamentals, market supply and demand dynamics, market dislocations, and situation-specific opportunities.
     With respect to the Target Fund, the purchase or sale of securities may be related to a decision to alter the Target Fund’s macro risk exposure (e.g., duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
     Both Funds invest primarily in U.S. Government securities, although the Acquiring Fund generally has greater exposure to MBS. In addition, the Target Fund normally maintains a targeted portfolio duration of four to six years, whereas the Acquiring Fund does not maintain any particular targeted portfolio duration.
VK High Yield Fund (Target Fund) into
High Yield Fund (Acquiring Fund)
     The Acquiring Fund and the Target Fund have substantially similar principal investment strategies. The Acquiring Fund invests, under normal circumstances, at least 80% of net assets at the time of investment (plus borrowings for investment purposes) in debt securities that are determined to be below investment grade quality. The Target Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in high yield, high risk corporate bonds.
     Each Fund considers debt securities to be below investment grade quality if they are rated BB/Ba or lower by S&P, Moody’s, or any other nationally recognized statistical rating organization (“NRSRO”), or are determined by the Fund’s portfolio managers to be of comparable quality to such rated securities. These types of securities are commonly known as “junk bonds.”
     The Acquiring Fund principally invests in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers. Under normal circumstances, he Target Fund invests primarily in medium- and lower-grade income securities, which includes securities rated at the time of purchase BBB or lower by S&P or rated Baa or lower by Moody’s and unrated securities determined by the Target Fund to be of comparable quality at the time of purchase.
     In selecting securities for the Acquiring Fund’s portfolio, the portfolio managers focus on junk bonds that they believe have favorable prospects for high current income and the possibility of growth of capital. Similarly, the Target Fund buys and sells medium- and lower-grade securities with a view towards seeking a high level of current income and capital appreciation over the long-term.
     Before purchasing securities for each Fund, the portfolio managers conduct a bottom-up fundamental analysis of an issuer that involves an evaluation by a team of credit analysts of an issuer’s financial condition. The fundamental analysis is supplemented by (1) an ongoing review of the securities’ relative value compared with other junk bonds, and (2) a top-down analysis of sector and macro-economic trends.
     The portfolio managers for both Funds attempt to control the Fund’s risk by (1) limiting the portfolio’s assets that are invested in any one security, and (2) diversifying the portfolio’s holdings over a number of different industries. The portfolio managers will consider selling a security if (1) there appears to be deterioration in a security’s risk profile, or (2) they determine that other securities offer better value.
     The Acquiring Fund may invest up to 25% of its total assets in foreign securities and up to 15% of its total assets in securities of issuers located in developing markets. The Acquiring Fund also may invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Target Fund may invest a portion or all of its total assets in securities issued by foreign governments or foreign corporations; provided, however, that the Target Fund may not invest more than 30% of its total assets in non-U.S. dollar denominated securities.
     Under normal market conditions, the Target Fund invests at least 65% of its total assets in corporate bonds and other income securities with maturities greater than one year. In addition, the Target Fund may purchase and sell options, futures contracts, options on futures contracts, swaps and structured products, which are derivative instruments, for various portfolio management purposes and to mitigate risks.
     Both the Acquiring Fund and the Target Fund invest primarily in non-investment grade securities, and currently the Funds maintain similar average portfolio duration and credit quality. Both Funds may also invest a portion of their assets in foreign securities. Unlike the Acquiring Fund, the Target Fund may use various derivative instruments as a principal strategy. However, unlike the Acquiring Fund, the Target Fund’s principal investment strategies call for investing of at least 65% of the Target Fund’s assts in income securities with maturities greater than one year, and allow for the use of certain derivative instruments.
VK Value Fund (Target Fund) into
VK Comstock Fund (Acquiring Fund)
     Under normal market conditions, the Acquiring Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks. The Target Fund normally invests at least 65% of its assets in common stocks.
     Both Funds emphasize a value style of investing, seeking well-established, undervalued companies believed by Invesco Advisers to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of Invesco Advisers of the potential of such securities materially change. The Acquiring Fund may invest in issuers of small-, medium-, or large-sized companies.
     The Acquiring Fund may invest up to 25% of its total assets in securities of foreign issuers. The Target Fund’s stock investments may include foreign securities held either directly or in the form of depositary receipts. However, the Target Fund may only invest up to 25% of its net assets in foreign securities that are not listed in the United States on a national securities exchange.
     The Acquiring Fund may invest up to 10% of its total assets in REITs, whereas the Target Fund may invest up to 15% of its net assets in REITs. The Acquiring Fund may invest in convertible securities, preferred stocks, and rights and warrants. The Target Fund may invest 35% of its assets in (i) convertible securities, (ii) investment grade fixed-income securities and (iii) U.S. government securities.
     In addition, as a principal investment strategy, the Acquiring Fund may purchase and sell options, forwards, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. As a principal investment strategy, the Target Fund may invest in forward foreign currency exchange contracts.
     Both Funds invest primarily in common stocks following a value-style investment strategy and have similar industry sector exposure. The Acquiring Fund’s strategies allow for investments in small- and medium-sized companies and the use of additional derivative instruments, such as options, futures and options on futures. The Target Fund’s strategies allow for increased investments in REITs, as well as investments in investment grade fixed-income securities and U.S. government securities.
VK International Growth Equity Fund (Target Fund) into
International Growth Fund (Acquiring Fund)
     The Acquiring Fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the Fund’s portfolio managers to have strong earnings growth. The Acquiring Fund invests primarily in equity securities. The Target Fund invests primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States.
     The Acquiring Fund focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Acquiring Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., emphasizing investment in issuers in the developed countries of Western Europe and the Pacific Basin. A substantial portion of the Target Fund’s assets generally are invested in the developed countries of Europe and the Far East. Under normal market conditions, the Target Fund invests at least 80% of its assets in equity securities of issuers from at least three different foreign countries. The Target Fund may invest in the equity securities of any company regardless of market capitalization size. The Target Fund may invest up to 20% of its assets in debt securities issued or guaranteed by non-U.S. governments, but will invest only in securities issued or guaranteed by the governments of countries which are members of the Organization for Economic Cooperation and Development (OECD).
     The Acquiring Fund may invest up to 20% of its total assets in issuers located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles, whereas the Target Fund may invest up to 15% of its assets in issuers located in developing countries.
     The Target Fund may purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts, structured investments and currency-related transactions involving options, futures contracts, forward contracts and swaps, and may purchase contracts for difference, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. Derivative instruments used by the Target Fund will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
     Both Funds’ portfolio managers employ a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying quality issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.
     Both Funds’ portfolio managers may consider selling a security for several reasons, including when (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its security price appears to be overvalued, or (3) a more attractive investment opportunity is identified.
     Both the Acquiring Fund and the Target Fund invest primarily in the equity securities of foreign issuers and use similar portfolio composition and stock selection strategies. The Target Fund may, however, use derivative instruments to a greater extent.
Dynamics Fund (Target Fund) into
Capital Development Fund (Acquiring Fund)
     The investment strategies of the Acquiring Fund and the Target Fund are substantially similar. Each Fund invests primarily in equity securities of mid-capitalization issuers. Under normal market conditions, the Target Fund invests at least 65% of its assets in the securities of mid-capitalization issuers. The Acquiring Fund and the Target Fund consider an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Mid Cap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
     In attempting to meet its investment objective, the Acquiring Fund may engage in active and frequent trading of portfolio securities, and may invest up to 25% of its total assets in foreign securities.
     The portfolio managers of each Fund actively manage the Fund using the same two-step security selection process, which combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on: (1) fundamentals; (2) valuation; and (3) timeliness. The fundamental analysis identifies both industries and mid-capitalization issuers that, in the portfolio manager’s view, have high growth potential and are also favorably priced relative to the growth expectations for that issuer. The resulting portfolios for the Acquiring Fund and the Target Fund contain, in the portfolio managers’ opinion, consistent growth issuers and earnings-acceleration issuers.
     The portfolio managers of each Fund consider selling or reducing the Fund’s holdings in a security if: (1) it no longer meets their investment criteria; (2) an issuer’s fundamentals deteriorate; (3) a security’s price reaches its valuation target; (4) an issuer is no longer considered a mid-capitalization issuer; and/or (5) a more attractive investment option is identified.
     Both the Acquiring Fund and the Target Fund invest primarily in the equity securities of mid-capitalization issuers and use similar portfolio composition and stock selection strategies. The Acquiring Fund’s strategies allow, however, for investments of up to 25% of the Acquiring Fund’s total assets in foreign securities.
Large Cap Growth Fund (Target Fund) into
VK Capital Growth Fund (Acquiring Fund)
     Under normal market conditions, the Acquiring Fund seeks to achieve its investment objective by investing in a portfolio of growth-oriented companies. The Target Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. The Target Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized issuer included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
     The Acquiring Fund invests primarily in common stocks and also may invest in other equity securities. The Target Fund invests primarily in equity securities. In complying with the 80% investment requirement, the Target Fund also may invest in investments with economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds (“ETFs”) and American Depositary Receipts (“ADRs”). The Acquiring Fund may purchase and sell options, futures contracts and options on futures for various portfolio management purposes and to mitigate risks.
     Each Fund may invest up to 25% of its total assets in securities of foreign issuers.
     The portfolio managers for each Fund utilize a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the portfolio managers for each Fund use a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The portfolio managers for each Fund then closely examine company fundamentals including detailed modeling of all of a company’s financial statements, as well as discussions with company management teams, suppliers, distributors, competitors and customers. The portfolio managers for each Fund seek to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.
     The portfolio managers for each Fund consider whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price

     Both the Acquiring Fund and the Target Fund invest primarily in equity securities and use similar portfolio composition and stock selection strategies. While both Funds currently have a similar averaged weighted market capitalization in their equity holdings, the investment strategies of the Target Fund specifically focus on large capitalization companies and provide for investments in ETFs. Both Funds’ strategies allow for the use of derivative instruments.
Financial Services Fund and Select Dimensions Dividend Growth Fund (Target Funds)
into Dividend Growth Fund (Acquiring Fund)
     The Acquiring Fund and the Select Dimensions Dividend Growth Fund each will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends. The Financial Services Fund normally invests at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in financial services-related industries. The Financial Services Fund considers an issuer to be doing business in financial services-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in financial services-related industries; (2) at least 50% of its assets are devoted to producing revenues in the financial services-related industries; or (3) based on other available information, the portfolio managers determine that its primary business is within financial services-related industries.
     Each Fund invests primarily in equity securities, and the principal type of equity securities purchased by each Fund is common stock. Each Fund generally focuses its investments on common stocks of companies believed to be undervalued with potential for growth and increased dividends. In selecting securities for purchase and sale, the Acquiring Fund and the Select Dimensions Dividend Growth Fund initially employ a quantitative screening process in an attempt to identify a number of common stocks which are undervalued and pay dividends, and taking into account other factors, such as a company’s return on invested capital and levels of free cash flow. The Acquiring Fund and the Select Dimensions Dividend Growth Fund then apply qualitative analysis to determine which stocks it believes have attractive future growth prospects and the potential to increase dividends. In selecting investments, the Financial Services Fund seeks to identify those companies within the financial services sector with attractive total return potential. The Financial Services Fund’s investment process is fundamental in nature and focused on individual issuers rather than macroeconomic forecasts.
     Each Fund may, but is not required to, use derivative instruments, which will be counted toward the Fund’s 80% policy to the extent they have economic characteristics similar to the securities included within that policy. The Acquiring Fund and the Select Dimensions Dividend Growth Fund may use derivative instruments, such as options, futures, swaps and other related instruments and techniques, for a variety of purposes, including hedging, risk management, portfolio management or to earn income.
     The Acquiring Fund’s and the Select Dimensions Dividend Growth Fund’s stock investments may include foreign securities held directly or in the form of depositary receipts that are listed in the United States on a national securities exchange. The Financial Services Fund may invest up to 25% of its net assets in securities of foreign issuers doing business in the financial services sector. In complying with the 80% investment requirement, each Fund may invest in ADRs, and the Financial Services Fund may invest in ETFs, to the extent they have economic characteristics similar to the Fund’s direct investments.
     Unlike the Acquiring Fund and the Select Dimensions Dividend Growth Fund, the Financial Services Fund is non-diversified, which means that it can invest a greater percentage of its assets in the loans or securities of any one borrower or issuer than a diversified fund can. In addition, the Financial Services Fund concentrates its investments in the financial sector.
     Each Fund invests primarily in common stocks; however, the Acquiring Fund and the Select Dimensions Dividend Growth Fund focus on stocks of companies that pay dividends and have the potential to increase dividends while the Financial Services does not so focus on dividend paying stocks. Also, both the Select Dimensions Dividend Growth Fund and the Acquiring Fund are diversified while the Financial Services Fund is non-diversified and concentrates its investments on companies in the financial sector.

Global Dividend Growth Fund (Target Fund) into
VK Global Value Equity Fund (Acquiring Fund)
     Each Fund seeks to invest primarily in common stocks (including depositary receipts) of companies of any size from a broad range of countries, which may include emerging market or developing countries. Under normal circumstances, at least 80% of the Acquiring Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities issued by companies located in various countries around the world. The Target Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend paying equity securities of companies located in various countries around the world. The Target Fund emphasizes securities of companies with a record of paying dividends and potential for increasing dividends. Up to 15% of the Target Fund’s assets may be invested in emerging market securities (held either directly or in the form of depositary receipts), including up to 10% of the Target Fund’s assets that may be invested in local shares (shares traded in the issuer’s local or regional market).
     Each Fund invests in at least three separate countries. In selecting investments, the portfolio managers for each Fund employ a bottom-up investment approach that is value driven and based on individual stock selection.
     Each Fund seeks to identify securities of issuers that it believes are undervalued relative to their market values and other measurements of intrinsic worth, with an emphasis on cash flow and company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. Each Fund generally considers selling a portfolio security when it determines that the holding no longer satisfies some or all of its investment criteria.
     Each Fund may purchase and sell forward foreign currency exchange contracts, and the Acquiring Fund may purchase and sell options, futures, swaps and structured investments, all of which are derivative instruments. Derivative instruments used by a Fund will be counted toward its 80% policy to the extent the derivative instruments have economic characteristics similar to the securities included within that policy.
     Both the Acquiring Fund and the Target Fund invest primarily in equity securities of both U.S. and non-U.S. companies using a value investment style. However, the portfolio composition strategies and stock selection techniques are somewhat different. The principal difference between the Acquiring Fund and the Target Fund is that the Target Fund’s strategy focuses on equity securities with a record of paying dividends and potential for increasing dividends. In addition, while both Funds may invest in emerging market securities, the Target Fund’s investments in emerging market securities are limited to 15% of the Target Fund’s net assets. Further, the Acquiring Fund is permitted to use a wide range of derivative instruments.
Repositioning Costs
     The Reorganizations may result in the sale of some of the portfolio securities of the Target Funds following the Reorganizations as the corresponding Acquiring Funds’ portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities following to the Reorganizations are estimated not to be material for any of the Reorganizations.
     The sale of such portfolio securities may also result in the realization of capital gains to the Acquiring Funds that, to the extent not offset by capital losses, would be distributed to shareholders. Invesco Advisers anticipates that any such sales of portfolio securities by the Acquiring Fund as a result of the Reorganization (as distinct from normal portfolio turnover) will be limited in scope and likely not result in any significant amounts of capital gains to be distributed to shareholders by the Acquiring Fund.
Comparison of Principal Risks of Investing in the Funds
     The following discussion describes the principal risks that may affect the Funds’ portfolios as a whole, and compares the principal risks associated with each Target Fund and its corresponding Acquiring Fund. For more information on the risks associated with the Acquiring Funds, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

     Principal Risks Common to all Funds
     As with all mutual funds, investing in a Target Fund or an Acquiring Fund involves risks, including the loss of principal. There is no guarantee against losses resulting from an investment in a Target Fund or its corresponding Acquiring Fund, or that either Fund will achieve its investment objective. The risks associated with an investment in a Fund can increase during times of significant market volatility. In addition to the foregoing, each Fund is subject to the following principal risks:
     Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
     Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.
     Additional Principal Risks
     In addition to the principal risks common to all Funds described above, each Target Fund and its corresponding Acquiring Fund is subject to the principal risks noted in the tables below. Each of the principal risks identified for a Fund is described below under “Description of Risks.”
Select Dimensions Balanced Fund, Basic Balanced Fund, and
Income Builder Fund (Target Funds) into VK Equity and Income Fund (Acquiring Fund)

Principal Risks	Fund(s) Subject to Risk	Significant Differences
Equity Securities Risk	Each Fund	Because the Income Builder Fund has less exposure to fixed-income securities than the other Funds, it will be subject to a lesser degree to such risks including interest rate, credit and call risks, but subject to a slightly greater degree to equity securities risk, including the risks associated with small and mid-sized companies.
Interest Rate Risk	Each Fund
Credit Risk	Each Fund
Income Risk	Each Fund
Call Risk	Each Fund
Foreign Securities Risk	Each Fund
Risks of Investing in REITs	Each Fund
Derivatives Risk	Each Fund
Mortgage- and Asset-Backed	Acquiring Fund
Securities Risk	Select Dimensions
Balanced Fund
Basic Balanced Fund
Prepayment Risk	Acquiring Fund
Select Dimensions
Balanced Fund
Basic Balanced Fund
High Yield Bond (Junk Bond) Risk	Each Fund
Value Investing Risk	Acquiring Fund
Basic Balanced Fund
Income Builder Fund
Small- and Mid-Capitalization Risk	Acquiring Fund
Basic Balanced Fund
Income Builder Fund

VK Government Fund (Target Fund) into Government Securities Fund (Acquiring Fund)

Principal Risks	Fund(s) Subject to Risk	Significant Differences
Interest Rate Risk	Both	Because the Acquiring Fund generally has greater exposure to MBS than the Target Fund, the Acquiring Fund is subject to a greater degree to the related risks, including prepayment and extension risks.
Income Risk	Both
Extension Risk	Both
Prepayment Risk	Both
U.S. Government Securities Risk	Both
Mortgage- and Asset-Backed	Both
Securities Risk
Derivatives Risk	Both
Dollar Roll Transaction Risk	Both
Credit Risk	Both
VK High Yield Fund (Target Fund) into High Yield Fund (Acquiring Fund)

Principal Risks	Fund(s) Subject to Risk	Significant Differences
Interest Rate Risk	Both	The Target Fund uses various derivative transactions as a principal strategy and is therefore subject to a greater degree to those related risks.
Credit Risk	Both
High Yield Bond (Junk Bond) Risk	Both
Income Risk	Both
Prepayment Risk	Both
Call Risk	Both
Foreign Securities Risk	Both
Developing Markets Securities Risk	Both
Leverage Risk	Both
Derivatives Risk	Both
Active Trading Risk	Acquiring Fund
VK Value Fund (Target Fund) into VK Comstock Fund (Acquiring Fund)

Principal Risks	Fund(s) Subject to Risk	Significant Differences
Value Investing Risk	Both	The Acquiring Fund may invest in small- and medium-capitalization companies and may use derivative instruments as principal strategies, and therefore may be subject to a greater degree to these risks to the extent the Fund is so invested. The Target Fund’s principal strategies allow for increased investments in REITs, as well as investments in fixed-income securities and is therefore subject to those related risks.
Small- and Mid-Capitalization Risk	Acquiring Fund
Equity Securities Risk	Both
Foreign Securities Risks	Both
Risks of Investing REITs	Both
Credit Risk	Target Fund
Interest Rate Risk	Target Fund
Derivatives Risk	Both
U.S. Government Securities Risk	Both
VK International Growth Equity Fund (Target Fund) into International Growth Fund (Acquiring Fund)

Principal Risks	Fund(s) Subject to Risk	Significant Differences
Foreign Securities Risk	Both	The Target Fund uses various derivative transactions as a principal strategy and is therefore subject to a greater degree to those related risks.
Developing Markets Securities Risk	Both
Derivatives Risk	Target Fund
Small- and Mid-Capitalization Risk	Both
Equity Securities Risk	Both

Dynamics Fund (Target Fund) into Capital Development Fund (Acquiring Fund)

Principal Risks	Fund(s) Subject to Risk	Significant Differences
Equity Securities Risk	Both	The Acquiring Fun may invest up to 25% of its assets in Foreign Securities, as therefore is subject to those related risks. The Acquiring Fund also is subject to risks associated with Active and Frequent trading of portfolio securities.
Growth Investing Risk	Both
Small- and Mid-Capitalization Risk	Both
Foreign Securities Risk	Acquiring Fund
Active Trading Risk	Acquiring Fund

Large Cap Growth Fund (Target Fund) into VK Capital Growth Fund (Acquiring Fund)

Principal Risks	Fund(s) Subject to Risk	Significant Differences
Equity Securities Risk	Both	The Target Fund’s principal strategies allow for investments in ETFs, and the fund therefore may be subject to risks related to those investments to the extent invested therein.
Growth Investing Risk	Both
Foreign Securities Risk	Both
Derivatives Risk	Both
Limited Number of Holdings Risk	Target Fund
Exchange-Traded Funds Risk	Target Fund
Financial Services Fund and Select Dimensions Dividend Growth Fund (Target Funds)
into Dividend Growth Fund (Acquiring Fund)

Principal Risks	Fund(s) Subject to Risk	Significant Differences
Equity Securities Risk	Each Fund	Because the Financial Services Fund is non-diversified and concentrates its investments in the Financial Sector, it is subject to those related risks. The Financial Services Fund may use ETFs as a principal strategy and is subject to risks related to those investments.
Foreign Securities Risk	Each Fund
Derivatives Risk	Each Fund
Sector Fund Risk	Financial Services Fund
Financial Services Sector Risk	Financial Services Fund
Exchange-Traded Funds Risk	Financial Services Fund
Limited Number of Holdings Risk	Financial Services Fund
Non-Diversification Risk	Financial Services Fund
Value Investing Risk	Each Fund
Global Dividend Growth Fund (Target Fund) into VK Global Value Equity Fund (Acquiring Fund)

Principal Risks	Fund(s) Subject to Risk	Significant Differences
Equity Securities Risk	Both	The Acquiring Fund may use a wide range of derivative instruments as a principal strategy and is therefore to the extent so invested may be subject to a greater degree of those related risks. To the extent the Acquiring Fund invests to a greater degree in developing market securities, it will be subject to a greater degree of those related risks.
Value Investing Risk	Both
Foreign Securities Risk	Both
Developing Markets Securities Risk
Derivatives Risk	Both
Small- and Mid-Capitalization Risk	Both

     Description of Risks
     Active Trading Risk. The Fund may engage in frequent trading of portfolio securities resulting in a lower return and increased tax liability.
     Call Risk. If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders and termination of any conversion option on convertible securities.

     Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
     Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.
     Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.
     Dollar Roll Transaction Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.
     Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).
     Exchange-Traded Funds Risk. An investment by a Fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.
     Extension Risk. The prices of debt securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.
     Financial Services Sector Risk. The financial services sector is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services sector depends on the availability and cost of money and may fluctuate significantly in response to changes in government regulation, interest rates and general economic conditions. Businesses in the financial sector often operate with substantial financial leverage.
     Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
     Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in their earnings and can be more volatile.
     High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

     Income Risk. The ability of the Fund’s equity securities to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of such securities. The interest income on debt securities generally is affected by prevailing interest rates, which can vary widely over the short- and long-term. If dividends are reduced or discontinued or interest rates drop, distributions to shareholders from the Fund may drop as well.
     Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
     Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.
     Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.
     Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Securities may be prepaid at a price less than the original purchase value.
     Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a non-diversified fund.
     Prepayment Risk. If interest rates fall, the principal on debt securities held by the Fund may be paid earlier than expected. If this happens, the proceeds from a prepaid security would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to prepayment risk because borrowers often refinance their mortgages when interest rates drop.
     Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation resulting in delays, additional costs or the restriction of proceeds from the sale.
     Risks of Investing in Real Estate Investment Trusts (REITs). Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, REITs depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status. Investments in REITs may involve duplication of management fees and certain other expenses.
     Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
     U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

     Value Investing Risk. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks can continue to be undervalued for long periods of time and may not ever realize their full value.
Comparison of Fundamental and Non-Fundamental Investment Restrictions
     The 1940 Act requires and the Target Funds and the Acquiring Funds have a fundamental investment restriction relating to diversification (for those Funds classified as diversified funds under the 1940 Act), borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, investing in other investment companies, and concentrating in particular industries. The Target Funds and the Acquiring Funds have adopted non-fundamental investment restrictions that support compliance of the related fundamental investment restrictions. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by the Board.
     With regard to borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans and investing in other investment companies, the fundamental and non-fundamental investment restrictions of the Target Funds and the Acquiring Funds are the same.
     With regard to diversification and concentration, the Financial Services Fund concentrates (as that term may be interpreted by the SEC) its investments in the securities of issuers engaged primarily in financial services-related industries and is a non-diversified fund. The corresponding Acquiring Fund does not have a similar concentration policy and is a diversified fund.
     In addition, the VK Equity and Income Fund, Income Builder Fund, VK Government Fund, Government Securities Fund, VK High Yield Fund, High Yield Fund, VK Comstock Fund, Large Cap Growth Fund, Select Dimensions Dividend Growth, Dividend Growth Fund, Financial Services Fund, VK Global Value Equity Fund and Global Dividend Growth Fund have non-fundamental investment policies whereby they invest, under normal circumstances, at least 80% of their assets in specific types of securities as discussed above in the comparison of principal investment strategies. As further discussed above, the corresponding Target/Acquiring Fund may not have the same or even similar non-fundamental investment policy. Both the Target Funds and the Acquiring Funds may be subject to other investment restrictions that are not identified above. A full description of each Target Fund’s and each Acquiring Fund’s investment policies and restrictions may be found in its respective prospectus and SAI.
Comparison of Share Classes and Distribution Arrangements
     Distributor. IDI, a wholly-owned subsidiary of Invesco Advisers, is the principal underwriter for each Fund pursuant to a written agreement. Each Fund offers two classes of shares: Series I and Series II. Each such class offers a distinct structure of distribution and service fees, which are designed to address different shareholder servicing needs. As a part of a Reorganization, shares of a Target Fund held by a shareholder will be exchanged for shares of the same class of the corresponding Acquiring Fund.
     Eligibility Requirements. Shares of each Fund are sold only to Accounts of Participating Insurance Companies to fund the benefits of Variable Contracts. The Accounts may invest in shares of the Funds in accordance with allocation instructions received from Contract Owners. Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Variable Contracts, are further described in the Contract prospectus, which can be obtained by contacting the appropriate Participating Insurance Company through which you purchased your Variable Contract.
     Distribution Plans. Each Fund has adopted a distribution plan (the “Distribution Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Series II Shares. Pursuant to the Distribution Plan, each Fund is authorized to make payments to IDI in connection with the distribution of Fund shares and shareholder services provided at the annual rate of 0.25% of the Fund’s average daily net assets attributable to Series II Shares. Amounts received by IDI may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders.

Comparison of Purchase, Redemption and Exchange Procedures
     Purchase Procedures. The purchase procedures employed by the Acquiring Funds and the Target Funds are the same. Each Fund is offered only to Participating Insurance Companies and their Account and, as such, individual investors cannot purchase Fund shares directly. Instead, Contract Owners may contact their respective Participating Insurance Companies or consult their Contract prospectuses for specific information regarding purchases.
     Investment Minimums. None of the Funds maintain investment minimums with respect to their shares. Investment minimums may, however, be imposed on Contract Owners by their respective Variable Contract. Consult your Variable Contract prospectuses for details.
     Redemption Procedures. The redemption procedures employed by the Funds are the same. Both the Acquiring Funds and the Target Funds offer shares only to Participating Insurance Companies and their Account. The redemption price will be the net asset value per share next determined after the receipt of a redemption request in proper form. None of the Funds charge a redemption fee on shares redeemed within a certain number of days of purchase.
     Exchange Privileges. Series I and Series II Shares of the Funds do not have any exchange privileges.
Comparison of Distribution Policies
     Each Fund declares and pays dividends of net investment income, if any, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions.
Form of Organization and Securities to be Issued
     The Funds are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Funds. Each share of a Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except as a result of any differences in expenses between Series I and Series II Shares and where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other Fund or series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in the Funds’ SAIs.
Pending Litigation
     Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain funds in the Invesco Family of Funds, INVESCO Funds Group, Inc. (“IFG”) (the former investment adviser to certain Invesco Funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Funds’ SAIs.
Where to Find More Information
     For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.

THE PROPOSED REORGANIZATIONS
Summary of the Agreement and Plan of Reorganization
     The terms and conditions under which each Reorganization will be consummated, if approved by shareholders, are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of the Agreement, a copy of which is attached as Exhibit C to this Joint Proxy Statement/Prospectus.
     With respect to each Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities of the Target Fund and delivery by the Acquiring Fund to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the assets of the Target Fund so transferred less any liabilities assumed, all determined and adjusted as provided in the Agreement. Such Acquiring Fund shares will then be distributed to the Target Fund’s shareholders in exchange for their Target Fund shares. The value of an Acquiring Fund’s shares attributable to your Variable Contract immediately after the Reorganization will be the same as the value of the Target Fund’s shares attributable to your Variable Contract immediately prior to the Reorganization.
     The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will correspond to the class or classes of Target Fund shares that shareholders hold.
     Each Target Fund and Acquiring Fund will be required to representations and warranties set forth in the form of the Agreement that are customary in matters such as the Reorganizations.
     If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur on or about May 2, 2011 (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (the “Effective Time”). The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times. In addition, the parties may choose to delay the consummation of a Reorganization that shareholder have approved so that all or substantially all of the Reorganizations are consummated at the same time. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.
     If shareholders of a Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.
Board considerations in approving the Reorganizations
     As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganizations proposed in this Proxy Statement/Prospectus are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
     Because of the large number of proposed reorganizations, each Board of Trustees of the Invesco Funds created an ad hoc committee comprised of both Invesco Fund trustees and Van Kampen legacy trustees (the “Ad Hoc Merger Committees”). The Ad Hoc Merger Committee of the Board met separately three times, from September 2, 2010 through October 13, 2010 to discuss the proposed Reorganizations. Two separate meetings of the full Board were also held to review and consider the Reorganizations, including presentations by the Ad Hoc Merger Committee. The trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”) held a separate meeting prior to the meeting of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganizations, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.
     The Board considered the potential benefits and costs of a Reorganization to each Target Fund, Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for each Target Fund and its corresponding Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to each Target Fund of (i) combining with a similar Fund to create a larger fund with a more diversified shareholder base and that may also achieve certain economies of scale as certain fixed expenses are allocated over a larger asset base, (ii) Invesco Advisers or one of its affiliates’ paying a portion of the expenses related to the Reorganizations for those funds that are currently subject to expense caps, (iii) Invesco Advisers’ agreement for certain acquiring funds to cap expenses for one or two years after the Closing, and (iv) the expected tax free nature of the Reorganizations for each Target Fund, its shareholders and related Contract Owners for federal income tax purposes. The Board also considered the overall goal of the Reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined Funds to promote additional asset growth. With respect to each individual Reorganization, the Board considered the following additional matters.
Select Dimensions Balanced Fund, Basic Balanced Fund, and
Income Builder Fund into VK Equity and Income Fund
     With respect to the proposed Reorganization of Select Dimensions Balanced Fund, Basic Balanced Fund and Income Builder Fund into the VK Equity and Income Fund, the Board further considered that (i) the investment objective, strategies and related risks of the Funds are somewhat similar, with each Fund having an investment objective of seeking, to varying degrees, both growth of capital and current income by investing in both debt and equity securities, although the portfolio composition strategies and securities selection techniques differ among the Funds; (ii) the Funds have generally the same portfolio management team; and (iii) Target Fund shareholders would become shareholders of a Fund with a lower effective management fee and an estimated lower overall total expense ratio on a pro forma basis.
VK Government Fund into Government Securities Fund
     With respect to the proposed Reorganization of VK Government Fund into Government Securities Fund, the Board further considered that (i) the investment objective, strategies and related risks of the Target Fund and the Acquiring Fund are substantially similar; (ii) the Funds have the same portfolio management team; (iii) Target Fund shareholders would become shareholders of a Fund with a lower effective management fee, and (iv) Invesco Advisers’ agreement to continue the fee cap on the Acquiring Fund’s total expenses, as disclosed above on a pro forma basis, through June 30, 2012.
Van Kampen High Yield Fund into High Yield Fund
     With respect to the proposed Reorganization of Van Kampen High Yield Fund into High Yield Fund, the Board further considered that (i) the investment objective, strategies and related risks of the Target Fund and the Acquiring Fund are substantially similar, (ii) the Funds have the same portfolio management team; and (iii) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses through June 30, 2013 so that such expenses do not exceed those of the Target Fund as set forth in the fee tables above.

VK Value Fund into VK Comstock Fund
     With respect to the proposed Reorganization of VK Value Fund into VK Comstock Fund, the Board further considered that (i) the investment objective, strategies and related risks of the Target Fund and the Acquiring Fund are somewhat same, with the portfolio composition strategies and securities selection techniques being similar, (ii) the Funds have the same portfolio management team; (iii) Target Fund shareholders would become shareholders of a Fund with a comparable effective management fee and an estimated lower overall total expense ratio on a pro forma basis.
VK International Growth Equity Fund into International Growth Fund
     With respect to the proposed Reorganization of VK International Growth Equity Fund into International Growth Fund, the Board further considered that (i) the investment objective, strategies and related risks of the Target Fund and the Acquiring Fund are substantially similar, with comparable portfolio composition strategies and securities selection techniques; (ii) the Funds have the same portfolio management team; and (iii) Target Fund shareholders would become shareholders of a Fund with a lower effective management fee and an estimated lower overall total expense ratio on a pro forma basis.
Dynamics Fund into Capital Development Fund
     With respect to the proposed Reorganization of Dynamics Fund into Capital Development Fund, the Board further considered that (i) the investment objective, strategies and related risks of the Target Fund and the Acquiring Fund are substantially the same, with the portfolio composition strategies and securities selection techniques being similar; (ii) the Funds have the same portfolio management team; and (iii) Target Fund shareholders would become shareholders of a Fund with a comparable management fee and an estimated lower overall total expense ratio on a pro forma basis.
Large Cap Growth Fund into VK Capital Growth Fund
     With respect to the proposed Reorganization of Large Cap Growth Fund into VK Comstock Fund, the Board further considered that (i) the investment objective, strategies and related risks of the Target Fund and the Acquiring Fund are somewhat similar, with the portfolio composition strategies and securities selection techniques being similar; (ii) the Funds have the same portfolio management team; and (iii) Target Fund shareholders would become shareholders of a Fund with a comparable effective management fee and an estimated lower overall total expense ratio on a pro forma basis.
Financial Services Fund and Select Dimensions Dividend Growth Fund
Into Dividend Growth Fund
     With respect to the proposed Reorganization of the Financial Services Fund into Dividend Growth Fund, the Board further considered that (i) while the investment objectives, strategies and risks of the Target Fund differ from those of the Dividend Growth Fund because principally of the concentration of the Target Fund’s investments in the financial services sector, Target Fund shareholders would become shareholders of a Fund whose investments are more diversified and are not concentrated in one particular sector, which could result in over volatility of returns; (ii) the Funds have substantially the same portfolio management team; and (iii) Target Fund shareholders would become shareholders of a Fund with a lower effective management fee and an estimated lower overall total expense ratio on a pro forma basis.
     With respect to the proposed Reorganization of Select Dimensions Dividend Growth Fund into Dividend Growth Fund, the Board further considered that (i) the investment objective, strategies and related risks of the Target Fund and the Acquiring Fund are substantially the same, with the portfolio composition strategies and securities selection techniques being similar, (ii) the Funds have the same portfolio management team; and (iii) Target Fund shareholders would become shareholders of a Fund with a comparable effective management fee and an estimated lower overall total expense ratio on a pro forma basis.

Global Dividend Growth Fund into VK Global Value Equity Fund
     With respect to the proposed Reorganization of Global Dividend Growth Fund into VK Global Value Equity Fund, the Board further considered that (i) the investment objective, strategies and related risks of the Target Fund and the Acquiring Fund are somewhat similar, although the Funds’ portfolio composition strategies and securities selection techniques differ; (ii) the Funds have the same portfolio management team; (iii) Target Fund shareholders would become shareholders of a Fund with a comparable effective management fee; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses through June 30, 2012 so that such expenses, after fee waivers, do not exceed those of the Target Fund as set forth in the fee tables above.
     Based upon the information and considerations described above, the Board, on behalf of the Target Funds and their corresponding Acquiring Funds, approved each of the Reorganizations in order to combine each Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganizations, with the potential to achieve certain economies of scale in terms of portfolio composition and, in many cases, lower expenses overall. The Board concluded that the Reorganization is in the best interests of each Target Fund and that no dilution of value would result to the shareholders of the Target Fund from the Reorganization. Consequently, the Board approved the Agreement and each of the Reorganizations on October 27, 2010.
Federal Income Tax Considerations
     For federal income tax purposes, the Contract Owners are not the shareholders of a Target Fund. Rather, the Participating Insurance Companies and their Accounts are the shareholders. Provided that the Variable Contracts qualify to be treated as life insurance contracts or as annuity contracts under the applicable provisions of the Code, a Reorganization will not be a taxable event for Contract Owners regardless of the tax status of the Reorganization. Thus, the federal income tax considerations discussed below generally do not apply to Contract Owners.
     The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their circumstances.
     The Reorganizations are intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of each Target Fund into the Acquiring Fund are as follows:
•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).
     Neither the Target Funds nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of each Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the Securities and Exchange Commission and will be available for public inspection. See “Where to Find Additional Information.”
     Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, each Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely effect any other Reorganization. The following discussion assumes the Reorganization of each Target Fund with and into its corresponding Acquiring Fund qualifies as a tax-free reorganization for federal income tax purposes.
     Prior to the Closing of each Reorganization, each Target Fund will distribute, and the Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable.
     The tax attributes, including capital loss carryovers, of each Target Fund move to its corresponding Acquiring Fund in the Reorganization. The capital loss carryovers of a Target Fund and its corresponding Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund post-Closing. However, in light of the tax-favored status of the shareholders of each Target Fund and corresponding Acquiring Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that a Fund’s capital loss carryovers become unavailable should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Contract Owners that have selected either Fund as an investment option.
     After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes. Contract Owners should ask their own tax advisors for more information on their own tax situation.
Costs of the Reorganizations
     The estimated total costs of the Reorganization for each Acquiring Fund are $30,000. The estimated total costs of the Reorganizations of each Target Fund, as well as the estimated proxy solicitation costs for each Target Funds, which are a part of the total Reorganization costs, are set forth in the table below.

			Portion of Total
	Proxy	Total	Reorganization
	Solicitation	Reorganization	Costs to be Borne by
	Costs	Costs	the Target Funds
Select Dimensions Balanced Fund	$12,000	$50,000	$0
Basic Balanced Fund	$38,000	$80,000	$0
Income Builder Fund	$14,000	$60,000	$0
VK Government Fund	$190,000	$230,000	$0
VK High Yield Fund	$33,000	$80,000	$0
VK Value Fund	$30,000	$70,000	$0
VK International Growth Equity Fund	$129,000	$170,000	$0
Dynamics Fund	$337,000	$380,000	$0
Large Cap Growth Fund	$100,000	$140,000	$0
Financial Services Fund	$207,000	$250,000	$250,000
Select Dimensions Dividend Growth Fund	$29,000	$70,000	$0
Global Dividend Growth Fund	$24,000	$70,000	$0

     Invesco Advisers will bear any Reorganization costs not borne by a Fund. Invesco Advisers will bear the Reorganization costs of each Acquiring Fund other than the VK International Growth Fund. The costs of a Reorganization include legal counsel fees, accountant fees, expenses related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from a Reorganization.
VOTING INFORMATION
Solicitation of Proxies and Voting Instructions
     We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card or voting instruction form because (1) the Board is soliciting proxies from the Participating Insurance Companies and any other direct owners of Target Fund shares and (2) the Participating Insurance Companies are soliciting your voting instructions on how to vote shares of the Target Fund(s) attributable to your Variable Contract at the Meeting and at any adjournments of the Meeting.
     This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Voting instruction forms that are properly signed, dated and received by the applicable Participating Insurance Company will be voted as specified. If you specify a vote on the Reorganization, your Participating Insurance Company will vote those shares attributable to your Variable Contract as you indicate. Any shares of a Target Fund for which no voting instructions are given and signed voting instruction forms without specified instructions will generally be voted by the Participating Insurance Company, if required, in proportion to those shares for which timely instructions are received. The effect of this proportional voting is that Contract Owners representing a small number of Target Fund shares may determine the outcome of the vote on the Reorganization. Contract Owners should contact their Participating Insurance Company for information about any applicable deadline for providing voting instructions to such Participating Insurance Company. Please see your Variable Contract prospectus for information on how to contact your Participating Insurance Company. To provide voting instructions, you may simply complete, sign and return the enclosed voting instruction form or provide voting instructions by telephone or through a website established for that purpose as provided by your Participating Insurance Company. Because the proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if any shares of a Target Fund are held in a broker’s name, the broker will not be entitled to vote those shares if it has not received instructions from the shareholder.
     This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders, proxy cards and the enclosed voting instruction form(s) are expected to be mailed on or about January __, 2011 to all shareholders entitled to vote. Shareholders of record of the Target Funds as of the close of business on January 14, 2011 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Funds December 15, 2010 can be found at Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.
     Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Funds in writing to the address of the Target Funds set forth on the cover page of this Joint Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke a proxy, if a shareholder is present at the Meeting, it may withdraw its proxy and vote in person. If you are a Contract Owner, you may revoke your voting instructions by sending a written notice to the applicable Participating Insurance Company expressly revoking your instructions, or by signing and forwarding to the Participating Insurance Company later-dated voting instructions. Contract Owners should contact their Participating Insurance Company for further information on how to revoke previously given voting instructions, including any applicable deadlines. Please see your Variable Contract prospectus for information on how to contact your Participating Insurance Company.

Quorum Requirement and Adjournment
     A quorum of shareholders is necessary to hold a valid shareholder meeting of each Target Fund. For each Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.
     As discussed above, shares of the Target Funds are offered only to Participating Insurance Company Accounts as investment options under their Variable Contracts. Accordingly, as of the Record Date, shares of the Target Funds were only held by such Accounts. Contract Owners have the right to instruct their Participating Insurance Company on how to vote the shares attributable to their Variable Contracts, as described more fully above.
     Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.
Vote Necessary to Approve the Agreement
     The Board has unanimously approved the Agreement, subject to shareholder approval. For each Target Fund, other than the VK Government Fund, VK High Yield Fund, the VK Value Fund and the Financial Services Fund, and provided that a quorum is present at the Meeting, shareholder approval of a Reorganization requires the affirmative vote of a majority of the shares cast by shareholders of the applicable Target Fund. For the VK Government Fund, VK High Yield Fund, VK Value Fund and Financial Services Fund, shareholder approval of the Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the such Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of such Target Fund. Abstentions are counted as present but are not considered votes cast at the Meeting. As a result, for all Target Funds, other than the VK Government Fund, VK High Yield Fund, VK Value Fund and Financial Services Fund, abstentions will not impact the outcome of the shareholder vote. For the VK Government Fund, VK High Yield Fund, VK Value Fund and Financial Services Fund, abstentions will have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of that Fund.
Proxy Solicitation
     The Target Funds have engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s estimated costs are set forth above under the “Costs of the Reorganizations” section of this Joint Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Funds, Invesco Advisers or its affiliates, or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Funds’ officers and employees of Invesco Advisers or its affiliates may also solicit proxies but will not receive any additional or special compensation for any such solicitation.
     Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.
Other Meeting Matters
     Management is not aware of any matters to be presented at the Meeting other than the approval of the Reorganizations as is discussed in this Joint Proxy Statement/Prospectus. Under the Target Funds’ bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice and (ii)

adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.
Share Ownership by Large Shareholders, Management and Trustees
     A list of the name, address and percent ownership of each person who, as of December 15, 2010, to the knowledge of each Target Fund and Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or Acquiring Fund, respectively, can be found at Exhibit B.
     No shares of any Fund are owned directly by the Trustees of the Trust or the Trust’s executive officers.

OTHER MATTERS
Capitalization
     The following tables set forth as of September 30, 2010, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Target Fund(s). The following tables assume that each Reorganization has taken place. The capitalizations of the Target Funds, the Acquiring Funds and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.
Basic Balanced Fund and Income Builder Fund and Select Dimensions Balanced Fund (Target Funds) into VK Equity and Income Fund (Acquiring Fund)

	Actual (as of September 30, 2010)				Pro Forma
					Assuming all Three
	Select				Reorganizations are Completed
	Dimensions	Basic Balanced	Income	VK Equity and			VK Equity
	Balanced Fund	Fund	Builder Fund	Income Fund	Pro Forma		and Income
	(Target Fund)	(Target Fund)	(Target Fund)	(Acquiring Fund)	Adjustments[3]		Fund
Net Assets (all classes)	$38,106,738	$30,146,078	$30,663,943	$725,063,206	$—		$823,979,965

Series I Net Assets	$23,395,815	$27,739,730	$16,010,498	$10,563	$—		$67,156,606
Series I Shares Outstanding	1,808,752	3,247,186	1,657,927	815	(1,533,795	) (2)	5,180,885
Series I NAV Per Share	$12.93	$8.54	$9.66	$12.96	—		$12.96

Series II Net Assets	$14,710,923	$2,406,348	$14,653,445	$725,052,643	$—		$756,823,359
Series II Shares Outstanding	1,142,312	282,520	1,523,138	55,959,484	(496,378	) (2)	58,411,076
Series II NAV Per Share	$12.88	$8.52	$9.62	$12.96	—		$12.96
VK Government Fund (Target Fund) into Government Securities Fund (Acquiring Fund)

	Actual (as of September 30, 2010)		Pro Forma
	VK
	Government	Government
	Fund	Securities Fund	Pro Forma		Government
	(Target Fund)	(Acquiring Fund)	Adjustments		Securities Fund
Net Assets (all classes)	$309,457,257	$1,181,138,529	—	(3)	$1,490,595,786

Series I Net Assets	$31,998,045	$1,161,874,674	$—	(3)	$1,193,872,719
Series I Shares Outstanding	3,431,125	94,975,922	(813,595	) (2)	97,593,452
Series I NAV Per Share	$9.33	$12.23	—		$12.23

Series II Net Assets	$277,459,212	$19,263,855	—	(3)	$296,723,067
Series II Shares Outstanding	29,792,983	1,583,499	(7,001,473	) (2)	24,375,009
Series II NAV Per Share	$9.31	$12.17	—		$12.17

VK High Yield Fund (Target Fund) into High Yield Fund (Acquiring Fund)

	Actual (as of September 30, 2010)		Pro Forma
	VK High Yield
	Fund (Target	High Yield Fund	Pro Forma
	Fund)	(Acquiring Fund)	Adjustments		High Yield Fund
Net Assets (all classes)	$32,227,022	$54,854,283	—	(3)	$87,081,305

Series I Net Assets	$32,216,230	$54,448,315	—	(3)	$86,664,545
Series I Shares Outstanding	2,784,907	10,432,712	3,387,770	(2)	16,605,389
Series I NAV Per Share	$11.57	$5.22	—		$5.22

Series II Net Assets	$10,792	$405,968	—	(3)	$416,760
Series II Shares Outstanding	934	77,759	1,134	(2)	79,827
Series II NAV Per Share	$11.56	$5.22	—		$5.22

VK Value Fund (Target Fund) into VK Comstock Fund (Acquiring Fund)

	Actual (as of September 30, 2010)		Pro Forma
		VK Comstock
	VK Value Fund	Fund (Acquiring	Pro Forma
	(Target Fund)	Fund)	Adjustments[3]		VK Comstock Fund
Net Assets (all classes)	$22,623,528	$1,679,703,468	$—		$1,702,326,996

Series I Net Assets	$22,612,782	$137,487,144	$—		$160,099,926
Series I Shares Outstanding	2,606,626	13,043,659	(459,993	) (2)	15,190,292
Series I NAV Per Share	$8.68	$10.54	—		$10.54

Series II Net Assets	$10,746	$1,542,216,324	$—		$1,542,227,070
Series II Shares Outstanding	1,239	146,763,469	(217	) (2)	146,764,491
Series II NAV Per Share	$8.67	$10.51	—		$10.51

VK International Growth Equity Fund (Target Fund) into International Growth Fund (Acquiring Fund)

	Actual (as of September 30, 2010)		Pro Forma
	VK
	International
	Growth Equity	International
	Fund	Growth Fund	Pro Forma		International
	(Target Fund)	(Acquiring Fund)	Adjustments		Growth Fund
Net Assets (all classes)	$30,619,244	$1,044,376,040	$—	(3)	$1,074,995,284

Series I Net Assets	$11,727	$524,205,270	$—	(3)	$524,216,997
Series I Shares Outstanding	1,381	19,642,573	(942	) (2)	19,643,012
Series I NAV Per Share	$8.49	$26.69	—		$26.69

Series II Net Assets	$30,607,517	$520,170,770	$—	(3)	$550,778,287
Series II Shares Outstanding	3,605,645	19,713,648	(2,445,663	) (2)	20,873,630
Series II NAV Per Share	$8.49	$26.39	—		$26.39

Dynamics Fund (Target Fund) into Capital Development Fund (Acquiring Fund)

	Actual (as of September 30, 2010)		Pro Forma
		Capital
	Dynamics Fund	Development Fund	Pro Forma		Capital
	(Target Fund)	(Acquiring Fund)	Adjustments		Development Fund
Net Assets (all classes)	$46,437,625	$166,861,532	—	(3)	$213,299,157

Series I Net Assets	$46,429,856	$78,047,238	—	(3)	$124,477,094
Series I Shares Outstanding	2,999,781	6,555,245	899,179	(2)	10,454,205
Series I NAV Per Share	$15.48	$11.91	—		$11.91

Series II Net Assets	$7,769	$88,814,294	— —	(3)	$88,822,063
Series II Shares Outstanding	508.7	7,679,438	162	(2)	7,680,109
Series II NAV Per Share	$15.27	$11.57	—		$11.57
Large Cap Growth Fund (Target Fund) into VK Capital Growth Fund (Acquiring Fund)

	Actual (as of September 30, 2010)		Pro Forma
	Large Cap	VK Capital
	Growth Fund	Growth Fund	Pro Forma		VK Capital Growth
	(Target Fund)	(Acquiring Fund)	Adjustments		Fund
Net Assets (all classes)	$61,598,773	$188,220,359	$—	(3)	$249,819,132

Series I Net Assets	$61,038,796	$87,128,261	$—	(3)	$148,167,057
Series I Shares Outstanding	4,848,153	2,902,172	(2,814,900	) (2)	4,935,425
Series I NAV Per Share	$12.59	$30.02			$30.02

Series II Net Assets	$559,977	$101,092,098	$—	(3)	$101,652,075
Series II Shares Outstanding	44,773	3,416,474	(25,844	) (2)	3,435,403
Series II NAV Per Share	$12.51	$29.59			$29.59
Financial Services Fund and Select Dimensions Dividend Growth Fund (Target Funds) into Dividend Growth Fund (Acquiring Fund)

	Actual (as of September 30, 2010)			Pro Forma
		Select
		Dimensions		Assuming both Reorganizations are
	Financial	Dividend Growth	Dividend Growth	Completed
	Services Fund	Fund	Fund (Acquiring	Pro Forma		Dividend
	(Target Fund)	(Target Fund)	Fund)	Adjustments		Growth Fund
Net Assets (all classes)	$60,650,157	$88,122,573	$221,440,196	$(250,000	) (1)	$369,962,926

Series I Net Assets	$51,902,379	$67,621,766	$171,633,440	$(213,942	) (1)	$290,943,643
Series I Shares Outstanding	10,148,991	4,733,443	13,151,235	(5,741,568	) (2)	22,292,101
Series I NAV Per Share	$5.11	$14.29	$13.05	—		$13.05

Series II Net Assets	$8,747,778	$20,500,807	$49,806,756	$(36,058	) (1)	$79,019,283
Series II Shares Outstanding	1,729,017	1,438,229	3,824,650	(924,964	) (2)	6,067,932
Series II NAV Per Share	$5.06	$14.25	$13.02	—		$13.02

Global Dividend Growth Fund (Target Fund) into VK Global Value Equity Fund (Acquiring Funds)

	Actual (as of September 30, 2010)		Pro Forma
	Global Dividend	VK Global Value
	Growth Fund	Equity Fund	Pro Forma		VK Global Value
	(Target Fund)	(Acquiring Fund)	Adjustments		Equity Fund
Net Assets (all classes)	$83,273,627	$42,384,643	—	(3)	$125,658,270

Series I Net Assets	$55,320,079	$42,373,375	—	(3)	$97,693,454
Series I Shares Outstanding	6,370,108	5,761,231	1,152,686	(2)	13,284,025
Series I NAV Per Share	$8.68	$7.35	—		$7.35

Series II Net Assets	$27,953,548	$11,268	—	(3)	$27,964,816
Series II Shares Outstanding	3,247,196	1,534	556,662	(2)	3,805,392
Series II NAV Per Share	$8.61	$7.35	—		$7.35

(1)	Pro forma net Assets have been adjusted for the allocated portion of the Target Funds’ expenses to be incurred in connection with the Reorganization. The costs of each Reorganization have been allocated among all classes based on relative net assets of each class of their respective Target Fund.

(2)	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s net asset value per share.

(3)	Invesco Advisers will bear 100% of the Reorganization costs of these Funds. As a result, there are no pro forma adjustments to net assets.

Dissenters’ Rights
     If the Reorganizations are approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes any applicable state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value until the Closing. After the Reorganizations, Target Fund shareholders will hold shares of the corresponding Acquiring Fund, which may also be redeemed at net asset value.
Shareholder Proposals
     The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a Target Fund, shareholders of such Target Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.
WHERE TO FIND ADDITIONAL INFORMATION
     This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made.
     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549-1520. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

EXHIBIT A
OUTSTANDING SHARES OF THE FUNDS
     As of December 15, 2010, there were the following number of shares outstanding of each class of each Fund:

Funds	Number of Outstanding Shares
Invesco Van Kampen V.I. VK Equity and Income Fund
Series I
Series II

Invesco V.I. Basic Balanced Fund
Series I
Series II

Invesco V.I. Income Builder Fund
Series I
Series II

Invesco V.I. Select Dimensions Balanced Fund
Series I
Series II

Funds	Number of Outstanding Shares
Invesco V.I. Government Securities Fund
Series I
Series II

Invesco Van Kampen V.I. Government Fund
Series I
Series II

Funds	Number of Outstanding Shares
Invesco V.I. High Yield Fund
Series I
Series II

Invesco Van Kampen V.I. High Yield Fund
Series I
Series II

Funds	Number of Outstanding Shares
Invesco Van Kampen V.I. Comstock Fund
Series I
Series II

Invesco Van Kampen V.I. Value Fund
Series I
Series II

Funds	Number of Outstanding Shares
Invesco V.I. International Growth Fund
Series I
Series II

Invesco Van Kampen V.I. International Growth Equity Fund
Series I
Series II

Funds	Number of Outstanding Shares
Invesco V.I. Capital Development Fund
Series I
Series II

Invesco V.I. Dynamics Fund
Series I
Series II

Funds	Number of Outstanding Shares
Invesco Van Kampen V.I. Capital Growth Fund
Series I
Series II

Invesco V.I. Large Cap Growth Fund
Series I
Series II

Funds	Number of Outstanding Shares
Invesco V.I. Dividend Growth Fund
Series I
Series II

Invesco V.I. Financial Services Fund
Series I
Series II

Invesco V.I. Select Dimensions Dividend Growth Fund
Series I
Series II

Funds	Number of Outstanding Shares
Invesco Van Kampen V.I. Global Value Equity Fund
Series I
Series II

Invesco V.I. Global Dividend Growth Fund
Series I
Series II

EXHIBIT B
SIGNIFICANT SHAREHOLDERS
To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Funds and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.
Invesco Van Kampen V.I. Equity and Income Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco V.I. Select Dimensions Balanced Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco V.I. Basic Balanced Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco V.I. Income Builder Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]

Invesco V.I. Government Securities Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco Van Kampen V.I. Government Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco V.I. High Yield Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco Van Kampen V.I. High Yield Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco Van Kampen V.I. Comstock Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco Van Kampen V.I. Value Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]

Invesco V.I. International Growth Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco Van Kampen V.I. International Growth Equity Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco V.I. Capital Development Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco V.I. Dynamics Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco Van Kampen V.I. Capital Growth Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco V.I. Large Cap Growth Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]

Invesco V.I. Dividend Growth Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco V.I. Financial Services Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco V.I. Select Dimensions Dividend Growth Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco Van Kampen V.I. Global Value Equity Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Invesco V.I. Global Dividend Growth Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]

EXHIBIT C
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

C-1

Exhibit C
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2010 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).
          WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
          WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
          WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

     (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
2.	VALUATION
     2.1. With respect to each Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.
     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
     3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).
     3.2. With respect to each Reorganization:
     (a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the

Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.
     (b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
     (d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the

Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.	REPRESENTATIONS AND WARRANTIES
     4.1. Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
     (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;
     (g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date; (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover); and (C) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year;
     (k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
     (n) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (o) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
     (d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
     (f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;
     (i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;
     (j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-

assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
     (m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
     (n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
     5.1. With respect to each Reorganization:
     (a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     (c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
     (d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (e) If reasonably requested by the Acquiring Fund in writing, the Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to a Target Fund in a Tax-Free Reorganization (the “FIN 48 Workpapers”), and (4) the tax books and records of a Target Fund in a Tax-Free Reorganization for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.
     (f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (h) If reasonably requested in writing by Acquiring Fund, a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.
     (i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

     (j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
     (k) If reasonably requested in writing by Acquiring Fund, the Target Fund shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date; and
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) if applicable, the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (v) a statement of earnings and profits as provided in Section 5.1(h);
     (c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;
     (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and
     (f) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year.
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;
     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.4. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
     8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES
     9.1. Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization. Each Target Fund will bear its costs associated with the Reorganization, provided that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses. IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold based on estimates prepared by the Adviser and discussed with the Board.
10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND
     10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.
     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.

By:

Name:
Title:
AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Equity Funds (Invesco Equity Funds), AIM Funds Group (Invesco Funds Group), AIM Growth Series (Invesco Growth Series), AIM International Mutual funds (Invesco International Mutual Funds), AIM Investment Funds (Invesco Investment Funds), AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Sector Funds (Invesco Sector Funds) and AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto

By:

Name:
Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity

Schedule 1.2(c)
Excluded Liabilities
None

Schedule 8.6
Tax Opinions
     (i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
     (ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except that Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
     (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
     (iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
     (v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
     (vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
     (vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
     (viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
     (ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor,

provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
     (x) For purposes of Section 381 of the Code, either: (i) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

EXHIBIT D
Financial Highlights Information
     The financial highlight tables are intended to help you understand the Funds’ financial performance for the past five fiscal years and are included in their respective prospectuses which are each incorporated herein by reference. The Acquiring Funds’ prospectus also accompanies this Joint Proxy Statement/Prospectus. The financial highlights table below provides additional information for the most recent six-month semi-annual reporting period. The information is unaudited. The Funds’ fiscal year end is December 31 and accordingly, the Funds’ financial highlights below contain information for the six-month period ended June 30, 2010.

										Ratio of		Ratio of
			Net gains							expenses		expenses
			(losses) on							to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends					net assets		assets without		investment
	value,	investment	(both	Total from	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss) (a)	unrealized)	operations	income	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		Turnover(c)
VK Equity and Income Fund (Acquiring Fund)
Series I
Six months ended 06/30/10(d)	$12.27	$0.12	$(0.42)	$(0.30)	$—	$—	$11.97	(2.44)%	$10	0.70	%(e)	0.73	%(e)	1.83	%(e)	17%
Series II
Six months ended 06/30/10	12.80	0.12	(0.69)	(0.57)	(0.26)	(0.26)	11.97	(4.55)	663,187	0.73	(e)	0.94	(e)	1.80	(e)	17

Select Dimensions Balanced Fund (Target Fund)
Series I
Six months ended 06/30/10	$12.79	$0.10	$(0.61)	$(0.51)	$(0.27)	$(0.27)	$12.01	(4.08)%	$22,666	0.83	%(e)	0.87	%(e)	1.60	%(e)	26%
Series II
Six months ended 06/30/10	12.72	$0.09	(0.61)	(0.52)	(0.24)	(0.24)	11.96	(4.19)	14,440	1.08	(e)	1.12	(e)	1.35	(e)	26

Basic Balanced Fund (Target Fund)
Series I
Six months ended 06/30/10	$8.69	$0.06	$(0.66)	$(0.60)	$—	$—	$8.09	(6.90)%	$26,939	0.90	%(e)	1.46	%(e)	1.27	%(e)	77%
Series II
Six months ended 06/30/10	8.66	$0.04	(0.65)	(0.61)	—	—	8.05	(7.04)	2,277	1.15	(e)	1.71	(e)	1.02	(e)	77

Income Builder Fund (Target Fund)
Series I
Six months ended 06/30/10	$9.61	$0.08	$(0.55)	$(0.47)	$(0.24)	$(0.24)	$8.90	(5.02)%	$15,322	1.03	%(e)	1.05	%(e)	1.69	%(e)	12%
Series II
Six months ended 06/30/10	9.57	$0.07	(0.55)	(0.48)	(0.22)	(0.22)	8.87	(5.18)	13,945	1.28	(e)	1.30	(e)	1.44	(e)	12

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends						net assets		assets without		investment
	value,	investment	(both	Total from	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss) (a)	unrealized)	operations	income	Distributions	of period	Return(b)		(000s omitted)	absorbed		absorbed		net assets		Turnover(c)
Government Securities Fund (Acquiring Fund)
Series I
Six months ended 06/30/10	$11.95	$0.13	$0.49	$0.62	$—	$—	$12.57	5.19%		$1,227,714	0.73	%(e)	0.76	%(e)	2.12	%(e)	34%
Series II
Six months ended 06/30/10	11.88	0.11	0.49	0.60	—	—	12.48	5.05		15,662	0.98	%(e)	1.01	(e)	1.87	(e)	34

VK Government Fund (Target Fund)
Series I
Six months ended 06/30/10	$8.77	$0.11	$0.31	$0.42	$(0.02)	$(0.02)	$9.17	4.78	%(f)	$32,268	0.60%		0.63%		2.47	%(f)	216%
Series II
Six months ended 06/30/10	8.78	0.10	0.31	0.41	(0.02)	(0.02)	9.17	4.66	(f)(g)	281,464	0.85		0.88		2.21	(f)	216

High Yield Fund (Acquiring Fund)
Series I
Six months ended 06/30/10	$5.22	$0.22	$(0.03)	$0.19	$—	$—	$5.41	3.64%		$50,464	0.94	%(e)	1.16	%(e)	8.35	%(e)	52%
Series II
Six months ended 06/30/10	5.22	0.22	(0.04)	0.18	—	—	5.40	3.45		431	1.19	(e)	1.41	(e)	8.10	(e)	52

VK High Yield Fund (Target Fund)
Series I
Six months ended 06/30/10	$11.77	$0.51	$(0.19)	$0.32	$(1.23)	$(1.23)	$10.86	2.83%		$31,611	0.80	%(e)	0.84	%(e)	8.78	%(e)	47%
Series II
Six months ended 06/30/10(d)	10.71	0.08	0.07	0.15	—	—	10.86	1.40		10	1.05	(e)	1.24	(e)	8.53	(e)	47

VK Comstock Fund (Acquiring Fund)
Series I
Six months ended 06/30/10	$10.11	$0.08	$(0.66)	$(0.58)	$(0.01)	$(0.01)	$9.52	(5.71)%		$128,669	0.64%		0.64%		1.62%		10%
Series II
Six months ended 06/30/10	10.10	0.07	(0.67)	(0.60)	0.01	0.01	9.49	(5.92	)(g)	1,416,091	0.88		0.88		1.34		10

VK Value Fund (Target Fund)
Series I
Six months ended 06/30/10	$8.45	$0.06	$(0.56)	$(0.50)	$(0.13)	$(0.13)	$7.82	(6.01)%		$21,063	0.85	%(e)	1.16	%(e)	1.42	%(e)	8%
Series II
Six months ended 06/30/10	8.07	0.01	(0.26)	(0.25)	—	—	7.82	(3.10)		10	1.11	(e)	1.44	(e)	1.16	(e)	8

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses) on								to average		to average net		Ratio of net
	Net asset	Net		securities		Dividends						net assets		assets without		investment
	value,	investment		(both	Total from	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss) (a)		unrealized)	operations	income	Distributions	of period	Return(b)		(000s omitted)	absorbed		absorbed		net assets		Turnover(c)
International Growth Fund (Acquiring Fund)
Series I
Six months ended 06/30/10	$26.01	$0.25		$(2.45)	$(2.20)	$—	$—	$23.81	(8.46)%		$475,455	1.03	%(e)	1.04	%(e)	1.98	%(e)	22%
Series II
Six months ended 06/30/10	25.63	0.22		(2.41)	(2.19)	—	—	23.44	(8.54)		458,494	1.28	(e)	1.29	(e)	1.73	(e)	22

VK International Growth Equity(h) Fund (Target Fund)
Series I
Six months ended 06/30/10	$7.24	$0.01		$(0.00)	$0.01	$—	$—	$7.25	0.14%		$10	1.11	%(e)	1.11	%(e)	2.16	%(e)	101%
Series II
Six months ended 06/30/10	8.42	0.08		(0.95)	(0.87)	(0.12)	(0.12)	7.43	(10.37)		27,872	1.35	(e)	1.35	(e)	1.92	(e)	101

Capital Development Fund (Acquiring Fund)
Series I
Six months ended 06/30/10	$11.29	$(0.01)		$(0.71)	$(0.72)	$—	$—	$10.57	(6.38)%		$71,552	1.07	%(e)	1.08	%(e)	(0.15	)%(e)	40%
Series II
Six months ended 06/30/10	10.99	(0.02)		(0.70)	(0.72)	—	—	10.27	(6.55)		82,486	1.32	(e)	1.33	(e)	(0.40	)(e)	40

Dynamics Fund (Target Fund)
Series I
Six months ended 06/30/10	$14.23	$(0.01)		$(0.66)	$(0.67)	$—	$—	$13.56	(4.71)%		$43,614	1.27	%(e)	1.27	%(e)	(0.16	)%(e)	47%
Series II
Six months ended 06/30/10	14.06	(0.03)		(0.64)	(0.67)	—	—	13.39	(4.76)		7	1.45	(e)	1.52	(e)	(0.34	)(e)	47

VK Capital Growth Fund (Acquiring Fund)
Series I
Six months ended 06/30/10	$28.37	$(0.00	)(i)	$(1.17)	$(1.17)	$—	$—	$27.20	(4.12)%		$76,652	0.77	%(e)	0.77	%(e)	(0.27	)% (e)	63%
Series II
Six months ended 06/30/10	28.01	(0.00	)(i)	(1.18)	(1.18)	—	—	26.83	(4.21	)(g)	96,744	1.02	(e)	1.02	(e)	(0.52	)(e)	63

Large Cap Growth Fund (Target Fund)
Series I
Six months ended 06/30/10	$12.28	$0.01		$(0.79)	$(0.78)	$—	$—	$11.50	(6.35)%		$58,067	1.00	%(e)	1.15	%(e)	0.18	%(e)	60%
Series II
Six months ended 06/30/10	12.19	(0.00)		(0.79)	(0.79)	—	—	11.40	(6.48)		519	1.25	(e)	1.40	(e)	(0.07	)(e)	60

										Ratio of		Ratio of
			Net gains							expenses		expenses
			(losses) on							to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends					net assets		assets without		investment
	value,	investment	(both	Total from	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss) (a)	unrealized)	operations	income	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		Turnover(c)
Dividend Growth Fund (Acquiring Fund)
Series I
Six months ended 06/30/10	$13.13	$0.09	$(1.01)	$(0.92)	$(0.24)	$(0.24)	$11.97	(7.13)%	$163,339	0.69	%(e)	0.70	%(e)	1.39	%(e)	35%
Series II
Six months ended 06/30/10	13.09	0.07	(1.00)	(0.93)	(0.20)	(0.20)	11.96	(7.18)	47,498	0.94	(e)	0.95	(e)	1.14	(e)	35

Financial Services Fund (Target Fund)
Series I
Six months ended 06/30/10	$5.10	$0.00	$(0.24)	$(0.24)	$—	$—	$4.86	(4.71)%	$49,648	1.18	%(e)	1.19	%(e)	0.12	%(e)	21%
Series II
Six months ended 06/30/10	5.05	0.00	(0.25)	(0.25)	—	—	4.80	(4.95)	8,138	1.43	(e)	1.44	(e)	(0.13	)(e)	21

Select Dimensions Dividend Growth Fund (Target Fund)
Series I
Six months ended 06/30/10	$14.34	$0.10	(1.09)	$(0.99)	$(0.25)	$(0.25)	$13.10	(7.01)%	$63,963	0.73	%(e)	0.75	%(e)	1.35	%(e)	40%
Series II
Six months ended 06/30/10	14.30	0.08	(1.09)	(1.01)	(0.21)	(0.21)	13.08	(7.13)%	19,793	0.98	(e)	1.00	(e)	1.10	(e)	40

VK Global Value Equity Fund (Acquiring Fund)
Series I
Six months ended 06/30/10	$7.24	$0.11	$(0.77)	$(0.66)	$(0.14)	$(0.14)	$6.44	(9.21)%	$38,709	1.11	%(e)	1.11	%(e)	3.08	%(e)	97%
Series II
Six months ended 06/30/10(d)	6.52	0.02	(0.11)	(0.09)	—	—	6.43	(1.38)	10	1.40	(e)	1.40	(e)	2.79	(e)	97

Global Dividend Growth Fund (Target Fund)
Series I
Six months ended 06/30/10	$8.53	$0.14	$(0.92)	$(0.78)	$(0.16)	$(0.16)	$7.59	(9.22)%	$50,334	0.95	%(e)	0.96	%(e)	3.25	%(e)	106%
Series II
Six months ended 06/30/10	8.45	0.12	(0.90)	(0.78)	(0.14)	(0.14)	7.53	(9.31)	25,368	1.20	(e)	1.21	(e)	3.00	(e)	106

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized.

(d)	Commencement date of June 1, 2010.

(e)	Ratios are annualized and based on following average daily net assets (000’s omitted) for the following Funds’ Series I and Series II shares, respectively: VK Equity and Income Fund — $2 and $698,848; Select Dimensions Balanced Fund — $25,441 and $15,974; Basic Balanced Fund — $30,423 and $2,811; Income Builder Fund — $16,984 and $15,619; Government Securities Fund — $1,209,446 and $14,167; High Yield Fund — $56,709 and $450; VK High Yield — $36,250 and $2; VK Value Fund — $23,550 and $10; International Growth Fund — $527,190 and $1,265,731; VK International Growth Equity Fund — $2 and $268,664; Capital Development Fund — $81,633 and $93,853; Dynamics Fund — $51,659 and $7; VK Capital Growth Fund — $73,063 and $109,903; Large Cap Growth Fund — $65,605 and $625; Dividend Growth Fund — $186,713 and $57,413; Financial Services Fund — $60,286 and $8,595; Select Dimensions Dividend Growth Fund — $73,400 and $22,632; VK Global Value Equity Fund — $44,037 and $2; Global Dividend Growth Fund — $57,447 and $28,916.

(f)	If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratio of net investment income to average net assets would have been: 2.44% and 2.18% for Series I and Series II shares, respectively.

(g)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

(h)	Commencement date of June 1, 2010 and April 28, 2006 for Series I and Series II shares, respectively.

(i)	Amount is less than $0.01 per share.

Part B
STATEMENT OF ADDITIONAL INFORMATION
[________], 2011
To the
Registration Statement on Form N-14 Filed by:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
On behalf of: Invesco Van Kampen V.I. Equity and Income Fund, Invesco V.I. Government Securities
Fund, Invesco V.I. High Yield Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco V.I. International
Growth Fund, Invesco V.I. Capital Development Fund, Invesco Van Kampen V.I. Capital Growth Fund,
Invesco V.I. Dividend Growth and Invesco Van Kampen V.I. Global Value Equity Fund
11 Greenway Plaza, Suite 2500
Houston, Texas 77046-1173
(800) 410-4246
Relating to the April 14, 2011 Joint Special Meeting of
Shareholders of the following Invesco Funds:
Invesco V.I. Select Dimensions Balanced Fund
Invesco V.I. Basic Balanced Fund
Invesco V.I. Income Builder Fund
Invesco Van Kampen V.I. Government Fund
Invesco Van Kampen V.I. High Yield Fund
Invesco Van Kampen V.I. Value Fund
Invesco Van Kampen V.I. International Growth Equity Fund
Invesco V.I. Dynamics Fund
Invesco V.I. Large Cap Growth Fund
Invesco V.I. Financial Services Fund
Invesco V.I. Select Dimensions Dividend Growth Fund
Invesco V.I. Global Dividend Growth Fund
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated [________], 2011 (the “Proxy
Statement/Prospectus”) relating specifically to the Joint Special Meeting of Shareholders of each of the above-listed mutual funds to be held on April 14, 2011. Copies of the Proxy Statement/Prospectus may be
obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-
4739, or by calling (800) 410-4246. You can also access this information at www.invesco.com/us.

Page
General Information	1
Incorporation by Reference	1
Pro Forma Financial Information	2

General Information
This Statement of Additional Information relates to (a) the proposed acquisition of all of the assets and assumption of all liabilities of each “Target Fund,” as identified below, by the corresponding “Acquiring Fund” in exchange for shares of the corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund in complete liquidation of the Target Fund; and (c) the termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”). Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information. Each Acquiring Fund and each Target Fund is a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Target Funds:	Corresponding Acquiring Funds:
Invesco V.I. Select Dimensions Balanced Fund Invesco V.I. Basic Balanced Fund Invesco V.I. Income Builder Fund	Invesco Van Kampen V.I. Equity and Income Fund
Invesco Van Kampen V.I. Government Fund	Invesco V.I. Government Securities Fund
Invesco Van Kampen V.I. High Yield Fund	Invesco V.I. High Yield Fund
Invesco Van Kampen V.I. Value Fund	Invesco Van Kampen V.I. Comstock Fund
Invesco Van Kampen V.I. International Growth Equity Fund	Invesco V.I. International Growth Fund
Invesco V.I. Dynamics Fund	Invesco V.I. Capital Development Fund
Invesco V.I. Large Cap Growth Fund	Invesco Van Kampen V.I. Capital Growth Fund
Invesco V.I. Financial Services Fund Invesco V.I. Select Dimensions Dividend Growth Fund	Invesco V.I. Dividend Growth Fund
Invesco V.I. Global Dividend Growth Fund	Invesco Van Kampen V.I. Global Value Equity Fund
Incorporation of Documents by Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated April 30, 2010, for AIM Variable Insurance Funds (Invesco Variable Insurance Funds) with respect to Invesco V.I. Basic Balanced Fund, Invesco V.I. Capital Development Fund, Invesco V.I. Dynamics Fund, Invesco V.I. Financial Services Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Large Cap Growth Fund (filed via EDGAR on July 27, 2010, Accession No. 0000950123-10-038897) (“SAI I”).

2.	Supplement dated May 12, 2010 to SAI I (filed via EDGAR on March 12, 2010, Accession No. 0000950123-10-048446).

3.	Supplement dated June 15, 2010 to SAI I (filed via EDGAR on June 15, 2010, Accession No. 0000950123-10-058305).

4.	Supplement dated July 1, 2010 to SAI I (filed via EDGAR on July 1, 2010, Accession No. 0000950123-10-063168).

5.	Statement of Additional Information dated April 30, 2010, for AIM Variable Insurance Funds (Invesco Variable Insurance Funds) with respect to Invesco Van Kampen V.I. Capital Growth Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. Equity and Income Fund, Invesco Van Kampen V.I. Global Value Equity Fund, Invesco V.I. Global Dividend Growth Fund, Invesco Van Kampen V.I. Government Fund, Invesco Van Kampen V.I. High Yield Fund, Invesco Van Kampen V.I. International Growth Equity Fund, Invesco Van Kampen V.I. Value Fund, Invesco V.I. Dividend Growth Fund, Invesco V.I. Income Builder Fund, Invesco V.I. Select

1

Dimensions Balanced Fund and Invesco V.I. Select Dimensions Dividend Growth Fund (filed via EDGAR on July 28, 2010, Accession No. 0000950123-10-039727) (“SAI II”).

6.	Supplement dated May 24, 2010 to SAI II (filed via EDGAR on May 24, 2010, Accession No. 0000950123-10-052433).

7.	Supplement dated June 15, 2010 to SAI II (filed via EDGAR on June 15, 2010, Accession No. 0000950123-10-058305).

8.	Supplement dated July 1, 2010 to SAI II (filed via EDGAR on July 1, 2010, Accession No. 0000950123-10-063168).

9.	Supplement dated August 13, 2010 to SAI II (filed via EDGAR on August 13, 2010, Accession No. 0000950123-10-077187).

10.	Supplement dated August 25, 2010 to SAI II (filed via EDGAR on August 25, 2010, Accession No. 0000950123-10-080640).

11.	The unaudited financial statements included in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2010, with respect to each of the Target Funds and Acquiring Funds listed above (filed via EDGAR on August 27, 2010, Accession No. 0000950123-10-081577).

12.	The audited financial statements and related report of the independent public accounting firm included in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Annual Report to Shareholders for the fiscal year ended December 31, 2009, with respect to Invesco V.I. Basic Balanced Fund, Invesco V.I. Capital Development Fund, Invesco V.I. Dynamics Fund, Invesco V.I. Financial Services Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Large Cap Growth Fund (filed via EDGAR on February 26, 2010, Accession No. 0000950123-10-017727).

13.	The audited financial statements for and related report of the independent public accounting firm included in the Morgan Stanley Variable Investment Series Annual Report to Shareholders for the fiscal year ended December 31, 2009, with respect to The Dividend Growth Portfolio, The Global Dividend Growth Portfolio and The Income Builder Portfolio, the predecessor funds, respectively, of Invesco V.I. Dividend Growth Fund, Invesco V.I. Global Dividend Growth Fund, and Invesco V.I. Income Builder Fund (filed via EDGAR on March 9, 2010, Accession No. 0001104659-10-013002).

14.	The audited financial statements for and related report of the independent public accounting firm included in the Morgan Stanley Select Dimensions Investment Series Annual Report to Shareholders for the fiscal year ended December 31, 2009, with respect to The Balanced Portfolio and The Dividend Growth Portfolio, the predecessor funds, respectively, of Invesco V.I. Select Dimensions Balanced Fund and Invesco V.I. Select Dimensions Dividend Growth Fund (filed via EDGAR on March 9, 2010, Accession No. 0001104659-10-012990).

15.	The audited financial statements for and related report of the independent public accounting firm included in the The Universal Institutional Funds, Inc. Annual Report to Shareholders for the fiscal year ended December 31, 2009, with respect to the Equity and Income Portfolio, Global Value Equity Portfolio, High Yield Portfolio, International Growth Equity Portfolio and Value Portfolio, the predecessor funds, respectively, of Invesco Van Kampen V.I. Equity and Income Fund, Invesco Van Kampen V.I. Global Value Equity Fund, Invesco Van Kampen V.I. High Yield Fund, Invesco Van Kampen V.I. International Growth Equity Fund and Invesco Van Kampen V.I. Value Fund (filed via EDGAR on March 9, 2010, Accession No. 0001104659-10-012949).

16.	The audited financial statements for and related report of the independent public accounting firm included in the Van Kampen Life Investment Trust Annual Report to Shareholders for the fiscal year ended December 31, 2009, with respect to the Van Kampen Life Investment Trust Capital Growth Portfolio, Van Kampen Life Investment Trust Comstock Portfolio and Van Kampen Life Investment Trust Government Portfolio, the predecessor funds, respectively, of Invesco Van Kampen V.I. Capital Growth Fund, Invesco Van Kampen V.I. Comstock Fund and Invesco V.I. Government Fund (filed via EDGAR on February 26, 2010, Accession No. 0000950123-10-018267).
Pro Forma Financial Information

2

Pro Forma Financial Information
Invesco V.I. Select Dimensions Balanced Fund, Invesco V.I. Basic Balanced Fund,
Invesco V.I. Income Builder Fund into Invesco Van Kampen V.I. Equity and
Income Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Target Fund and each Acquiring Fund for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

12 Month Period
Target Fund	Acquiring Fund	Ended
Invesco V.I. Select Dimensions Balanced Fund	Invesco Van Kampen V.I. Equity and	June 30, 2010
Invesco V.I. Basic Balanced Fund	Income Fund
Invesco V.I. Income Builder Fund
Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

	Shares	Acquiring Fund
Target Fund Share Class	Exchanged	Share Class
Invesco V.I. Select Dimensions Balanced Fund — Series I	1,891,793	Series I
Invesco V.I. Select Dimensions Balanced Fund — Series II	1,204,747	Series II
Invesco V.I. Basic Balanced Fund — Series I	2,244,911	Series I
Invesco V.I. Basic Balanced Fund — Series II	189,785	Series II
Invesco V.I. Income Builder Fund — Series I	1,277,241	Series I
Invesco V.I. Income Builder Fund — Series II	1,162,185	Series II
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco V.I. Select Dimensions Balanced Fund (Target Fund)	$37,106,284	June 30, 2010
Invesco V.I. Basic Balanced Fund (Target Fund)	29,216,052	June 30, 2010
Invesco V.I. Income Builder Fund (Target Fund)	29,266,976	June 30, 2010
Invesco Van Kampen V.I. Equity and Income Fund (Acquiring Fund)	663,196,963	June 30, 2010
Invesco Van Kampen V.I. Equity and Income Fund (Pro Forma Combined)	758,786,275	June 30, 2010
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(307,379)
Administrative services fees (2)	230,184
Distribution fees (3)	(347,955)
Professional fees (4)	(123,500)
Fee waiver and/or expense reimbursements (1)	355,215

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers and distribution fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2012 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Series I and Series II shares to 0.70% and 0.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(2)	Administrative services fees were adjusted for the increase in the pricing structure for accounting services paid to insurance companies. This increase was offset somewhat by the elimination of the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Funds and the Acquiring Fund.

(3)	Under the terms of the master distribution agreement of the Acquiring Fund, distribution fees have been adjusted to reflect the changes in contractual rates for the Acquiring Fund.

(4)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Reorganization Costs
Invesco V.I. Select Dimensions Balanced Fund, Invesco V.I. Basic Balanced Fund and Invesco V.I. Income Builder Fund are expected to incur an estimated $50,000, $80,000 and $60,000, respectively, in reorganization costs and Invesco will bear 100% of these costs. These costs represent the estimated non recurring expense of Target Funds carrying out their obligations under the Reorganization and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganization.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, investment objective, investment strategy and policies/restrictions of the Acquiring Fund.
Note 6 — Capital Loss Carryforward
At December 31, 2009 Invesco V.I. Select Dimensions Balanced Fund, Invesco V.I. Basic Balanced Fund and Invesco V.I. Income Builder Fund had capital loss carryforwards of approximately $3,066,072, $19,448,391 and $4,529,599, respectively. At December 31, 2009 the Acquiring Fund had a capital loss carryforward of approximately $70,824,000. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Pro Forma Financial Information
Invesco Van Kampen V.I. Government Fund into Invesco V.I. Government
Securities Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

12 Month
Target Fund	Acquiring Fund	Period Ended
Invesco Van Kampen V.I. Government Fund	Invesco V.I. Government Securities Fund	June 30, 2010
Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Series I	2,567,419	Series I
Series II	22,558,598	Series II
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Van Kampen V.I. Government Fund (Target Fund)	$313,731,414	June 30, 2010
Invesco V.I. Government Securities Fund (Acquiring Fund)	1,243,376,027	June 30, 2010
Invesco V.I. Government Securities Fund (Pro Forma Combined)	1,557,107,441	June 30, 2010
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	$(153,666)
Administrative services fees (2)	$689,610
Professional fees (3)	$(37,839)
Trustees’ and officers fees and benefits (4)	$(14,600)
Fee waiver and/or expense reimbursements (1)	$(2,013,109)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2012 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Series I and Series II shares to 0.60% and 0.85% f average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(2)	Administrative services fees were adjusted for the increase in the pricing structure for accounting services paid to insurance companies. This increase was offset somewhat by the elimination of the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Trustees’ and Officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs
The Target Fund is expected to incur an estimated $230,000 in Reorganization costs. These costs represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of these costs for the Target Fund. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganization.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/restrictions of the Acquiring Fund.
Note 6 — Capital Loss Carryforward
At December 31, 2009 the Target Fund had a capital loss carryforward of approximately $10,072,819. At December 31, 2009 the Acquiring Fund had a capital loss carryforward of approximately $56,450,047. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Pro Forma Financial Information
Invesco Van Kampen V.I. High Yield Fund into Invesco V.I. High Yield Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

12 Month Period
Target Fund	Acquiring Fund	Ended
Invesco Van Kampen V.I. High Yield Fund	Invesco V.I. High Yield Fund	June 30, 2010
Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Series I	5,841,379	Series I
Series II	1,878	Series II
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.
Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Van Kampen V.I. High Yield Fund (Target Fund)	$31,621,394	June 30, 2010
Invesco V.I. High Yield Fund (Acquiring Fund)	50,894,878	June 30, 2010
Invesco V.I. High Yield Fund (Pro Forma Combined)	82,516,272	June 30, 2010

Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	$75,996
Administrative services fees (2)	(5,065)
Professional fees (3)	(33,519)
Fee waiver and/or expense reimbursements (1)	(131,002)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least April 30, 2013 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser has contractually agreed through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Series I and Series II shares to 0.80% and 1.05% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

(2)	Administrative services fees were adjusted for the decrease in of the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund. This decrease was offset somewhat by the increase in pricing structure for accounting services paid to insurance companies.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Reorganization Costs
The Target Fund is expected to incur an estimated $80,000 in Reorganization costs. These costs represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of these costs for the Target Fund. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganization.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/restrictions of the Acquiring Fund.

Note 6 — Capital Loss Carryforward
At December 31, 2009, the Target Fund had a capital loss carryforward of approximately $32,734,000. At December 31, 2009, the Acquiring Fund had a capital loss carryforward of approximately $15,268,845. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Pro Forma Financial Information
Invesco V.I. Dynamics Fund into Invesco V.I. Capital Development Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

12 Month
Target Fund	Acquiring Fund	Period Ended
Invesco V.I. Dynamics Fund	Invesco V.I. Capital Development Fund	06/30/2010
Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Series I	4,125,418	Series I
Series II	663	Series II
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco V.I. Dynamics Fund (Target Fund)	$43,621,217	June 30, 2010
Invesco V.I. Capital Development Fund (Acquiring Fund)	154,037,420	June 30, 2010
Invesco V.I. Capital Development Fund (Pro Forma Combined)	197,658,637	June 30, 2010
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	$(8,535)
Administrative services fees (2)	(39,352)
Professional fees (3)	(34,939)
Trustees’ and officers fees and benefits (4)	(14,600)
Fee waiver and/or expense reimbursements (1)	10,877

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates under a new advisory fee schedule effective upon the closing of the reorganization for the Acquiring Fund based on pro forma combined net assets. Effective upon the closing of the Reorganization, the Acquiring Fund’s advisory fee schedule has changed and will paid to the Adviser based on the annual rate of the Fund’s average daily net assets as follows: 0.745% of the first $250 million, plus 0.73% of the next $100 million, plus 0.625% of the Fund’s average daily net assets in excess of $350 million. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”) to waive advisory fees and/or reimburse expenses through at least June 30, 2012 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Series I and Series II shares to 1.30% and 1.45% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Reorganization Costs
The Target Fund is expected to incur an estimated $380,000 in reorganization costs. These costs represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. Invesco will bear 100% of these costs for the Target Fund. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganization.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, investment objective, investment strategy and policies/restrictions of the Acquiring Fund. The expense structure of the surviving fund will reflect the management fee structure of the Acquiring Fund.
Note 6 — Capital Loss Carryforward
At December 31, 2009 the Target Fund had a capital loss carryforward of approximately $81,341,128. At December 31, 2009 the Acquiring Fund had a capital loss carryforward of approximately $76,299,567. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Pro Forma Financial Information
Invesco V.I. Large Cap Growth Fund into Invesco Van Kampen V.I. Capital
Growth Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

12 Month
Target Fund	Acquiring Fund	Period Ended
Invesco V.I. Large Cap Growth Fund	Invesco Van Kampen V.I. Capital Growth Fund	June 30, 2010
Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Series I	2,914,581	Series I
Series II	26,170	Series II
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.
Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco V.I. Large Cap Growth Fund (Target Fund)	$58,585,387	June 30, 2010
Invesco Van Kampen V.I. Capital Growth Fund (Acquiring Fund)	$173,396,190	June 30, 2010
Invesco Van Kampen V.I. Capital Growth Fund (Pro Forma Combined)	$231,981,577	June 30, 2010
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	$(8,124)
Administrative services fees (2)	$380,075
Professional fees (3)	$(34,539)
Trustees’ and officers fees and benefits (4)	$(14,600)
Fee waiver and/or expense reimbursements (1)	$(390,361)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Effective upon the closing of the Reorganization, the Acquiring Fund’s advisory fee schedule has changed and will paid to the Adviser based on the annual rate of the Fund’s average daily net assets as follows: 0.695% of the first $250 million, plus 0.67% of the next $250 million, plus 0.645% of the next $500 million, plus 0.62% of the next $1.5 billion, plus 0.60% of the next $3.45 billion, plus 0.595% of the next $250 million, plus 0.57% of the next 2.25 billion, plus 0.545% of the next $2.5 billion, plus 0.52% of the Fund’s average daily net assets in excess of $10 billion. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2012 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Series I and Series II shares to 0.84% and 1.09% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(2)	Administrative services fees were adjusted for the increase in the pricing structure for accounting services paid to insurance companies. This increase was offset somewhat by the elimination of the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(4)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(5)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs
The Target Fund is expected to incur an estimated $140,000 in Reorganization costs. These costs represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of these costs for the Target Fund. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganization.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/restrictions of the Acquiring Fund.
Note 6 — Capital Loss Carryforward
At December 31, 2009, the Target Fund had a capital loss carryforward of approximately $13,931,912. At December 31, 2009, the Acquiring Fund had a capital loss carryforward of approximately $164,997,039. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Pro Forma Financial Information
Invesco V.I. Financial Services Fund and Invesco V.I. Select Dimensions Dividend
Growth Fund into Invesco V.I. Dividend Growth Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if all of the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Target Fund and the Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganizations of each of the Target Funds into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table. No Reorganization is contingent upon any other Reorganization.

12 Month
Target Fund	Acquiring Fund	Period Ended
Invesco V.I. Financial Services Fund	Invesco V.I. Dividend Growth Fund	June 30, 2010
Invesco V.I. Select Dimensions Dividend Growth Fund	Invesco V.I. Dividend Growth Fund	June 30, 2010
Basis of Pro Forma
Each reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganizations. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. Each reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Series I	9,478,200	Series I
Series II	2,332,728	Series II
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by a Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 — Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco V.I. Financial Services Fund (Target Fund)	$57,786,539	June 30, 2010
Invesco V.I. Select Dimensions Dividend Growth Fund (Target Fund)	83,756,352	June 30, 2010
Invesco V.I. Dividend Growth Fund (Acquiring Fund)	210,837,592	June 30, 2010
Invesco V.I. Dividend Growth Fund (Pro Forma Combined)	352,130,483	June 30, 2010
Pro Forma combined net assets have been adjusted for Invesco V.I. Financial Services Fund’s expenses expected to be incurred in connection with the reorganization.
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	$(333,149)
Administrative services fees (2)	585,368
Professional fees (3)	(75,466)
Trustees’ and officers fees and benefits (4)	(29,200)
Fee waiver and/or expense reimbursements (1)	(612,412)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2013 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser has contractually agreed through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Series I and Series II shares to 0.67% and 0.92% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

(2)	Administrative services fees were adjusted for the increase in the pricing structure for accounting services paid to insurance companies. This increase was offset somewhat by the elimination of the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Reorganization Costs
Invesco V.I. Financial Services Fund is expected to incur an estimated $250,000 in Reorganization costs and will bear 100% of these costs. Invesco V.I. Select Dimensions Dividend Growth Fund is expected to incur an estimated $70,000 in Reorganization costs and Invesco will bear 100% of these costs. These costs represent the estimated non recurring expense of the Target Funds carrying out their obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear all of these costs and expenses.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, investment objective, investment strategy and policies/restrictions and expense structure of the Acquiring Fund.
Note 6 — Capital Loss Carryforward
At December 31, 2009 Target Fund — Invesco V.I. Financial Services Fund had a capital loss carryforward of approximately $30,263,974 and Target Fund — Invesco V.I. Select Dimensions Dividend Growth Fund had a capital loss carryforward of approximately $84,709,000. At December 31, 2009 Acquiring Fund — Invesco V.I. Dividend Growth Fund had a capital loss carryforward of approximately $211,469,000. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Pro Forma Financial Information
Invesco V.I. Global Dividend Growth Fund into Invesco V.I. Global Value Equity
Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Target Fund and each Acquiring Fund for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

12 month
Target Fund	Acquiring Fund	Period Ended
Invesco V.I. Global Dividend Growth Fund	Invesco Van Kampen V.I. Global Value Equity Fund	June 30, 2010
Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Series I	7,819,250	Series I
Series II	3,947,775	Series II
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.
Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco V.I. Global Dividend Growth Fund (Target Fund)	$75,702,084	June 30, 2010
Invesco Van Kampen V.I. Global Value Equity Fund (Acquiring Fund)	38,719,242	June 30, 2010
Invesco Van Kampen V.I. Global Value Equity Fund (Pro Forma Combined)	114,421,326	June 30, 2010
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	$967
Administrative services fees (2)	179,631
Professional fees (3)	(34,539)
Fee waiver and/or expense reimbursements (1)	(225,584)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”) to waive advisory fees and/or reimburse expenses through at least June 30, 2012 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Series I and Series II shares to 0.94% and 1.19% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(2)	Administrative services fees were adjusted for the increase in the pricing structure for accounting services paid to insurance companies. This increase was offset somewhat by the elimination of the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Reorganization Costs
The Target Fund is expected to incur an estimated $70,000 in reorganization costs. These costs represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. Invesco will bear 100% of these costs for the Target Fund. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganization.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, and policies/restrictions and management fee structure of the Acquiring Fund.
Note 6 — Capital Loss Carryforward
At December 31, 2009 the Target Fund had a capital loss carryforward of approximately $20,044. At December 31, 2009 the Acquiring Fund had a capital loss carryforward of approximately $22,133. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

PART C
OTHER INFORMATION

Item 15.	—	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 16(1) and (2) below. Under the Amended and Restated Agreement and Declaration of Trust, effective as of September 14, 2005, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; and (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with an $80,000,000 limit of liability (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”)

provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss, suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16.		Exhibits

1 (a)	—	(1) Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

	—	(2) Amendment No. 1, effective as of December 21, 2005, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

	—	(3) Amendment No. 2, effective as of January 9, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

	—	(4) Amendment No. 3, effective as of January 9, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment No. 4, effective as of July 3, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(6) Amendment No. 5, effective as of May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(7) Amendment No. 6, effective as of May 24, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(8) Amendment No. 7, effective as of June 12, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(9) Amendment No. 8, effective as of July 5, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(10) Amendment No. 9, effective as of November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(11) Amendment No. 10, effective as of December 21, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(12) Amendment No. 11, effective as of May 1, 2007, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

—	(13) Amendment No. 12, effective as of May 1, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 36, to the Registrant’s Registration Statement on Form N-1A, filed on August 8, 2008.

—	(14) Amendment No. 13, effective as of July 31, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 37, to the Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

—	(15) Amendment No. 14, effective as of November 12, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 39, to the Registrant’s Registration Statement on Form N-1A, filed on November 25, 2009.

—	(16) Amendment No. 15, effective as of April 30, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

—	(17) Amendment No. 16, effective as of February 12, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

	—	(18) Amendment No. 17, effective as of April 30, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

	—	(19) Amendment No. 18, effective as of June 15, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

2 (a)	—	(1) Amended and Restated By-Laws of Registrant, adopted effective September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

	—	(2) Amendment adopted effective August 1, 2006, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(3) Amendment No. 2, adopted effective March 23, 2007, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(4) Amendment No. 3, adopted effective January 1, 2008, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 34, to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(5) Amendment No. 4, adopted effective April 30, 2010, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005 incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

3	—	Voting Trust Agreements — None

4	—	Form of Agreement and Plan Reorganization of Registrant on behalf of certain series portfolios is attached to the Joint Proxy Statement Prospectus contained in this Registrant Statement.

5	—	Articles II, VI, VII, VIII and IX of the Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, as amended, define rights of holders of shares.

6 (a)	—	(1) Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(2) Amendment No. 1, dated May 1, 2001, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on April 12, 2001.

—	(3) Amendment No. 2 to Master Investment Advisory Agreement of Registrant dated September 7, 2001, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

—	(4) Amendment No. 3 to Master Investment Advisory Agreement of Registrant dated May 1, 2002, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

—	(5) Amendment No. 4, dated August 29, 2003, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 2004.

—	(6) Amendment No. 5, dated April 30, 2004 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2005.

—	(7) Amendment No. 6, dated July 1, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2005.

—	(8) Amendment No. 7, dated October 15, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2005.

—	(9) Amendment No. 8, dated July 1, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

—	(10) Amendment No. 9, dated December 21, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

—	(11) Amendment No. 10, dated May 1, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(12) Amendment No. 11, dated June 12, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(13) Amendment No. 12, dated July 3, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(14) Amendment No. 13, dated November 6, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(15) Amendment No. 14, dated December 21, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(16) Amendment No. 15, dated May 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 34, to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(17) Amendment No. 16, dated July 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 34, to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(18) Amendment No. 17, dated October 22, 2008, to Master Investment Advisory Agreement between Registrant and Invesco Aim Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 38, to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(19) Amendment No. 18, dated January 1, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 41, to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

	—	(20) Amendment No. 19, dated February 12, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

	—	(21) Amendment No. 20, dated March 3, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

	—	(22) Amendment No. 21, dated April 30, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

(b)	—	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Post-Effective

Amendment No. 34, to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(2) Amendment No. 1, dated October 22, 2008, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Post-Effective Amendment No. 38, to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(3) Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Post-Effective Amendment No. 41, to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

(4) Amendment No. 3, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

(5) Amendment No. 4, dated March 3, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

(6) Amendment No. 5, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

7 (a)	—	(1) First Amended and Restated Master Distribution Agreement, dated July 16, 2001, between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, filed on July 18, 2001.

—	(2) Amendment No. 1, dated September 7, 2001, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001 incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

—	(3) Amendment No. 2, dated May 1, 2002, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors Inc., dated July 16, 2001 incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

—	(4) Amendment No. 3, dated August 29, 2003, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001 incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 2004.

—	(5) Amendment No. 4, dated April 30, 2004, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2005.

—	(6) Amendment No. 5, dated October 15, 2004, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2005.

—	(7) Amendment No. 6, dated July 1, 2005, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

—	(8) Amendment No. 7, dated December 21, 2005, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

—	(9) Amendment No. 8, dated May 1, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(10) Amendment No. 9, dated June 12, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(11) Amendment No. 10, dated July 3, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(12) Amendment No. 11, dated November 6, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(13) Amendment No. 12, dated December 21, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(14) Amendment No. 13, dated May 1, 2007, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 34, to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(15) Amendment No. 14, dated October 22, 2008, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Aim Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 38, to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(16) Amendment No. 15, dated February 12, 2010, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Aim Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

	—	(17) Amendment No. 16, dated March 3, 2010, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Aim Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

	—	(18) Amendment No. 17, dated April 30, 2010, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Distributors, Inc incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

8 (a)	—	Form of Retirement Plan for Eligible Directors/Trustees, as amended January 1, 2008 incorporated herein by reference to Post-Effective Amendment No. 38, to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(b)	—	Form of Trustee Deferred Compensation Agreement, amended January 1, 2008 incorporated herein by reference to Post-Effective Amendment No. 38, to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

9 (a)	—	Amended and Restated Master Custodian Contract, dated June 1, 2010, between Registrant and State Street Bank and Trust Company incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

(b)	—	(1) Custody Agreement, dated September 19, 2000, between Registrant and The Bank of New York incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on April 12, 2001.

	—	(2) Amendment No. 1, dated May 31, 2005, to Custody Agreement dated September 19, 2000, between Registrant and The Bank of New York incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

(c)	—	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-1A, filed on February 11, 2008.

10 (a)	—	(1) Registrant’s Master Distribution Plan pursuant to Rule 12b-1 for Series II shares incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, filed on July 18, 2001.

	—	(2) Amendment No. 1 to the Registrant’s Master Distribution Plan, dated September 7, 2001 incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment No. 2 to the Registrant’s Master Distribution Plan, dated May 1, 2002 incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(4) Amendment No. 3 to the Registrant’s Master Distribution Plan, dated August 29, 2003 incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 2004.

	—	(5) Amendment No. 4 to the Registrant’s Master Distribution Plan, dated April 30, 2004 incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2005.

	—	(6) Amendment No. 5 to the Registrant’s Master Distribution Plan, dated October 15, 2004 incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2005.

	—	(7) Amendment No. 6 to the Registrant’s Master Distribution Plan, dated July 1, 2005 incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

	—	(8) Amendment No. 7 to the Registrant’s Master Distribution Plan, dated December 21, 2005 incorporated herein by reference to Post-Effective Amendment No. 31, to Registrant’s Registration Statement on Form N-1A, filed on February 14, 2006.

	—	(9) Amendment No. 8 to the Registrant’s Master Distribution Plan, dated May 1, 2006 incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(10) Amendment No. 9, to the Registrant’s Master Distribution Plan, dated June 12, 2006 incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(11) Amendment No. 10, to the Registrant’s Master Distribution Plan, July 3, 2006 incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(12) Amendment No. 11, to the Registrant’s Master Distribution Plan, dated November 6, 2006 incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(13) Amendment No. 12, to the Registrant’s Master Distribution Plan, dated December 21, 2006 incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(14) Amendment No. 13, to the Registrant’s Master Distribution Plan, dated May 1, 2007 incorporated herein by reference to Post-Effective Amendment No. 34, to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(15) Amendment No. 14, to the Registrant’s Master Distribution Plan, dated October 22, 2008 incorporated herein by reference to Post-Effective Amendment No. 38, to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(16) Amendment No. 15, to the Registrant’s Master Distribution Plan, dated February 12, 2010 incorporated herein by reference to Post-Effective Amendment No. 44, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2010.

	—	(17) Amendment No. 16, to the Registrant’s Master Distribution Plan, dated March 3, 2010 incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

	—	(18) Amendment No. 17, to the Registrant’s Master Distribution Plan, dated April 30, 2010 incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

11	—	Opinion and Consent of Stradley Ronon Stevens & Young, LLP is filed herewith.

12	—	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by Post-effective Amendment.

13 (a)	—	(1) Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(2) Amendment No. 1, dated July 3, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(3) Amendment No. 2, dated November 6, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(4) Amendment No. 3, dated December 21, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment No. 4, dated May 1, 2007, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(6) Amendment No. 5, dated October 22, 2008, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(7) Amendment No. 6, dated January 1, 2010, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Post-Effective Amendment No. 41, to Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

	—	(8) Amendment No. 7, dated February 12, 2010, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Post-Effective Amendment No. 46, to Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

	—	(9) Amendment No. 8, dated March 3, 2010, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Post-Effective Amendment No. 46, to Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

(b)	—	(1) Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 33, to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(2) Amendment No. 1, dated July 1, 2007, to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 34, to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(c)	—	Participation Agreement, dated February 25, 1993, between Registrant, Connecticut General Life Insurance Company and A I M Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1996.

(d)	—	(1) Participation Agreement, dated February 10, 1995, between Registrant and Citicorp Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1996.

	—	(2) Amendment No. 1, dated February 3, 1997, to the Participation Agreement dated February 10, 1995, between Registrant and Citicorp Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

(e)	—	(1) Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1996.

	—	(2) Amendment No. 1, dated February 3, 1997, to the Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

(f)	—	(1a) Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1996.

	—	(1b) Side Letter Agreement, dated December 1, 1995, among Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 1997.

	—	(2) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(3) Amendment No. 2, dated September 2, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(4) Amendment No. 3, dated January 26, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(5) Amendment No. 4, dated May 1, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(6) Amendment No. 5, dated January 12, 1999, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(7) Amendment No. 6, dated September 26, 2001, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(8) Amendment No. 7, dated May 1, 2004, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(g)	—	Participation Agreement, dated March 4, 1996, between Registrant and IDS Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1996.

(h)	—	(1a) Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company (supersedes and replaces Participation Agreement dated March 4, 1996) incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 1997.

	—	(1b) Side Letter Agreement, dated September 27, 1996, between Registrant, IDS Life Insurance Company and IDS Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(2) Amendment No. 1, dated November 11, 1997, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(3) Amendment No. 2, dated August 13, 2001, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated May 1, 2002, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment January 1, 2003, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(6) Amendment dated September 30, 2003, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(7) Amendment dated April 30, 2004, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(i)	—	(1) Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 1997.

	—	(2) Amendment No. 1, dated November 11, 1997, to the Participation Agreement, dated October 7, 1996 between Registrant and IDS Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(3) Amendment No. 2, dated August 13, 2001, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated May 1, 2002, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment dated January 1, 2003, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(6) Amendment dated August 18, 2003, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(7) Amendment dated April 30, 2004, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(j)	—	(1) Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1996.

	—	(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(k)	—	(1) Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 1997.

	—	(2) Amendment No. 1, dated July 1, 1997, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(3) Amendment No. 2, dated August 1, 1998, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(4) Amendment No. 3, dated November 8, 1999, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(5) Amendment No. 4 dated April 10, 2000, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(6) Amendment dated November 1, 2007, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(7) Amendment dated April 30, 2010, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company is filed herewith.

(l)	—	(1a) Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 1997.

	—	(1b) Side Letter Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1999.

	—	(3) Amendment No. 2, dated December 18, 2002, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(m)	—	(1a) Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 1997.

	—	(1b) Side Letter Agreement, dated December 18, 1996, between Registrant and Merrill, Lynch, Pierce, Fenner & Smith, Incorporated incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 1997.

	—	(2) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(3) Amendment No. 2, dated April 13, 2000, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(4) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(5) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(6) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(7) Agreement No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(8) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(9) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(n)	—	(1) Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 1997.

	—	(2) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(3) Amendment No. 2, dated April 3, 2000, to the Participation Agreement, dated December 18, 1996, by and between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(4) Amendment No. 3 dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(5) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(6) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(7) Amendment No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(8) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(9) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(o)	—	(1) Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 1997.

	—	(2) Amendment No. 1, dated November 8, 1999, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(3) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(4) Amendment dated April 30, 2004, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment dated November 1, 2007, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(6) Amendment dated April 30, 2010, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey is filed herewith.

(p)	—	(1) Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(2) Amendment No. 1, dated March 25, 2009, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America is filed herewith.

(q)	—	(1) Participation Agreement, dated October 30, 1997, between Registrant and American Centurion Life Assurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(2) Amendment No. 1, dated May 1, 2002, to the Participation Agreement, dated October 30, 1997, between Registrant and American Centurion Life Assurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated January 1, 2003, to the Participation Agreement, dated October 30, 1997, between Registrant and American Centurion Life Assurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment dated April 30, 2004, to the Participation Agreement, dated October 30, 1997, between Registrant and American Centurion Life Assurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment dated September 14, 2004, to the Participation Agreement, dated October 30, 1997, between Registrant and American Centurion Life Assurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(6) Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and American Centurion Life Assurance Company incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

(r)	—	(1a) Participation Agreement, dated October 30, 1997, between Registrant and American Enterprise Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(1b) Letter Agreement, dated October 30, 1997, between American Enterprise Life Insurance Company and American Centurion Life Assurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(2) Amendment No. 1, dated January 1, 2000, to the Participation Agreement, dated October 30, 1997, between Registrant and American Enterprise Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated May 1, 2002, to the Participation Agreement, dated October 30, 1997, between Registrant and American Enterprise Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment dated January 1, 2003, to the Participation Agreement, dated October 30, 1997, between Registrant and American Enterprise Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment dated April 30, 2004, to the Participation Agreement, dated October 30, 1997, between Registrant and American Enterprise Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(6) Amendment dated September 16, 2004, to the Participation Agreement, dated October 30, 1997, between Registrant and American Enterprise Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(7) Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and American Enterprise Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

(s)	—	(1) Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(2) Amendment No. 1, dated October 11, 1999, to the Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(t)	—	Participation Agreement, dated November 20, 1997, between Registrant and American International Life Assurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

(u)	—	(1) Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(2) Amendment No. 1, dated June 15, 1998, to the Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

(v)	—	(1) Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(2) Amendment No. 1, dated June 23, 1998, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(3) Amendment No. 2, dated May 20, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on July 13, 1999.

	—	(4) Amendment No. 3, dated November 1, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2000.

	—	(5) Amendment No. 4, dated March 2, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(6) Amendment No. 5, dated December 28, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(7) Amendment No. 6, dated September 5, 2001, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

(w)	—	(1) Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(2) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2000.

	—	(3) Amendment No. 2, dated September 1, 2000, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(4) Amendment No. 3, dated February 12, 2001, to the Participation Agreement, dated December 31, 1997, between Registrant and MetLife Investors Insurance Company (formerly Cova Financial Services Life Insurance Company), incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(5) Amendment No. 4, dated November 9, 2009, to the Participation Agreement, dated December 31, 1997, between Registrant and MetLife Investors Insurance Company (formerly Cova Financial Services Life Insurance Company), incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

(x)	—	(1) Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 1998.

	—	(2) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on July 13, 1999.

	—	(3) Amendment No. 2, dated February 12, 2001, to the Participation Agreement, dated April 23, 1999, between Registrant and MetLife Investors Insurance Company (formerly Cova Financial Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

(y)	—	(1) Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance & Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated July 1, 1999, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(3) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(4) Amendment No. 3, dated August 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(5) Amendment No. 4, dated December 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(6) Amendment dated January 1, 2003, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(7) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(8) Amendment No. 6, dated July 1, 2008, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(9) Amendment No. 7, dated May 1, 2008, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(10) Amendment No. 8, dated December 3, 2008, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc incorporated herein by reference to Post-Effective Amendment No. 38, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(z)	—	(1) Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated December 11, 1998, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(3) Amendment No. 2, dated March 15, 1999, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(4) Amendment No. 3, dated April 17, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

—	(5) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S) incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

—	(6) Amendment No. 5, dated May 1, 2001, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

—	(7) Amendment No. 6, dated September 1, 2001, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

—	(8) Amendment No. 7, dated April 1, 2002 to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

—	(9) Amendment No. 8, dated August 5, 2002, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

—	(10) Amendment No. 9, dated August 20, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(11) Amendment No. 10, dated December 31, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(12) Amendment No. 11, dated April 30, 2004, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(13) Amendment No. 12, dated January 29, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(14) Amendment No. 13 dated May 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(15) Amendment No. 14, dated August 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(aa)	—	Participation Agreement, dated April 1, 1998, between Registrant and United Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

(bb)	—	(1) Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated December 28, 1998, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(3) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

(cc)	—	(1) Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated June 30, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(3) Amendment No. 2, dated November 27, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(4) Amendment No. 3, dated August 1, 1999, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

—	(5) Amendment No. 4, dated February 28, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

—	(6) Amendment No. 5, dated July 1, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

—	(7) Amendment No. 6, dated August 15, 2001, to the Participation Agreement dated May 1, 1998, between Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

—	(8) Amendment No. 7 dated May 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

—	(9) Amendment No. 8 dated July 15, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

—	(10) Amendment No. 9 dated December 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

—	(11) Amendment No. 10, dated May 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(12) Amendment No. 11, dated December 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(13) Amendment No. 12, dated May 1, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(14) Amendment No. 13, dated September 1, 2005, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(15) Amendment No. 14, dated May 1, 2006, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(16) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(17) Amendment dated July 30, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(18) Amendment dated January 10, 2008, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 35, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(19) Amendment dated June 10, 2009, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 42, to Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

	—	(20) Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) is filed herewith.

(dd)	—	(1) Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company (n/k/a Union Security Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

(ee)	—	(1) Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated January 1, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1999.

—	(3) Amendment No. 2, dated September 29, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

—	(4) Amendment No. 3, dated February 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

—	(5) Amendment No. 4, dated November 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

—	(6) Amendment No. 5, dated May 14, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

—	(7) Amendment No. 6, dated October 1, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(8) Amendment No. 7, dated January 15, 2004, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(9) Amendment No. 8, dated January 1, 2005, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

—	(10) Amendment No. 9, dated May 11, 2006, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

—	(11) Amendment No. 10, dated August 31, 2007, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

—	(12) Amendment No. 11, dated February 1, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(13) Amendment No. 12, dated September 15, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(14) Amendment No. 13, dated December 1, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

(ff)	—	(1) Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated November 20, 1998, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(3) Amendment No. 2, dated May 1, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(4) Amendment No. 3, dated October 14, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(5) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(6) Amendment No. 5, dated July 15, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(7) Amendment No. 6, dated July 15, 2001, to the Participation Agreement dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(8) Amendment No. 7, dated May 1, 2003, to the Participation Agreement dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(9) Amendment No. 8, dated April 30, 2004, to the Participation Agreement dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(10) Amendment No. 9, dated May 1, 2006, to the Participation Agreement dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

(gg)	—	(1) Participation Agreement, dated June 30, 1998, between Registrant and Aetna Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated October 1, 2000, to the Participation Agreement, dated June 20, 1998, between Registrant and AETNA Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment dated July 12, 2002, to the Participation Agreement, dated June 30, 1998, between Registrant and AETNA Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(hh)	—	(1) Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(2) Amendment No. 2, dated May 1, 1999, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(3) Amendment dated January 1, 2003, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(4) Amendment dated April 30, 2004, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company (ING Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment No. 4, dated June 30, 2006, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company (ING Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(6) Amendment dated November 5, 2007, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company (ING Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(7) Amendment dated November 3, 2008, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company (ING Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(8) Amendment dated April 30, 2010, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company is filed herewith.

(ii)	—	(1) Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(2) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(jj)	—	(1) Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated April 29, 2002, to be effective as of November 1, 2000, to the Participation Agreement, dated July 2, 1998, between Registration and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(3) Amendment No. 2, dated September 20, 2001, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(4) Amendment No. 3, dated June 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment No. 4, dated November 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(6) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(7) Amendment No. 6, dated May 1, 2008, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(8) Amendment No. 7, dated May 1, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 38, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(9) Amendment No. 8, dated July 27, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 42, to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

(10) Amendment No. 9, dated October 19, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 42, to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

	—	(11) Amendment No. 10, dated April 30, 2010, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company is filed herewith.

(kk)	—	(1) Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated December 28, 1998 to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(3) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(ll)	—	(1) Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 2, 1998.

	—	(2) Amendment No. 1, dated February 11, 2000, to the Participation Agreement dated July 27, 1998 between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, filed on February 17, 2000.

	—	(3) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(4) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(5) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(6) Amendment No. 5, dated December 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(7) Amendment No. 6, dated May 1, 2001, to the Participation Agreement dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(8) Amendment No. 7, dated May 1, 2002, to the Participation Agreement dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(9) Amendment dated January 1, 2003, to the Participation Agreement dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(mm)	—	(1) Amended and Restated Participation Agreement, dated July 31, 2007, to the Participation Agreement, dated July 27, 1998, between Registrant and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-1A, filed on February 11, 2008.

	—	(2) Amendment No. 1, dated March 1, 2008, to the Amended and Restated Participation Agreement, dated July 31, 2007, between Registrant and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company) incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-1A, filed on April 28, 2008.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Amended and Restated Participation Agreement, dated July 31, 2007, between Registrant and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company) is filed herewith.

(nn)	—	(1) Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1999.

	—	(2) Amendment No. 1, dated February 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated July 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment dated January 1, 2003, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(6) Amendment No. 5, dated April 30, 2004, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(7) Amendment No. 6, dated October 1, 2006, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(8) Amendment No. 7, dated April 2, 2007, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(oo)	—	(1) Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(2) Amendment No. 1, dated July 1, 1999, to the Participation Agreement dated November 23, 1998, between Registrant and American General Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(3) Amendment No. 2, dated August 1, 2000, to the Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

(pp)	—	(1) Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on February 18, 1999.

	—	(2) Amendment No. 1, dated July 8, 2000, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated April 30, 2004, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment dated May 1, 2006, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America is filed herewith.

(qq)	—	(1) Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1999.

	—	(2) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment No. 2, dated February 1, 2002, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(rr)	—	(1) Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1999.

	—	(2) Amendment No. 1, dated May 1, 2001, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston is filed herewith.

(ss)	—	Participation Agreement, dated April 13, 1999, between Registrant and Western-Southern Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on July 13, 1999.

(tt)	—	(1) Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on July 13, 1999.

	—	(2) Amendment dated April 25, 2003, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(uu)	—	(1) Participation Agreement, dated April 26, 1999, between Registrant and First Variable Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on July 13, 1999.

	—	(2) Amendment dated April 30, 2004, to the Participation Agreement, dated April 26, 1999, between Registrant and Protective Life Insurance Company (formerly, First Variable Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(vv)	—	(1) Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(2) Amendment dated July 12, 2006, to the Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(3) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(ww)	—	Participation Agreement, dated June 8, 1999, between Registrant and The Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on July 13, 1999.

(xx)	—	(1) Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(2) Amendment dated April 1, 2001, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated May 1, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(4) Amendment dated August 15, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(5) Amendment dated January 8, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(6) Amendment dated February 14, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(7) Amendment dated April 30, 2004, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(8) Amendment dated April 29, 2005, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(9) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(yy)	—	(1) Participation Agreement, dated June 14, 1999, between Registrant and Security First Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(2) Amendment No. 1, dated April 30, 2007, to the Participation Agreement, dated June 14, 1999, between Registrant and Security First Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(zz)	—	(1) Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(2) Amendment No. 1, dated December 20, 2001, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment No. 2, dated May 1, 2003, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(aaa)	—	(1) Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(2) Amendment No. 1, dated May 1, 2005, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(3) Amendment No. 2, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

(bbb)	—	Participation Agreement, dated July 27, 1999, between Registrant and Preferred Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	Amendment No. 1, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, Preferred Life Insurance Company of New York) incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

(ccc)	—	(1) Participation Agreement, dated August 31, 1999, between Registrant and John Hancock Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

(ddd)	—	(1) Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 1999.

	—	(2) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated December 31, 2002, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated September 5, 2003, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(5) Amendment No. 4, dated July 1, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(6) Amendment No. 5, dated September 15, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(7) Amendment No. 6, dated December 1, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 38, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(eee)	—	(1) Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2000.

	—	(2) Amendment No. 1, dated November 17, 2000, to the Participation Agreement dated November 1, 1999, between Registrant and AETNA Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment dated July 21, 2002, to the Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(fff)	—	Participation Agreement, dated January 28, 2000, between Registrant and Northbrook Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, filed on February 17, 2000.

(ggg)	—	(1) Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(2) Amendment No. 1, dated January 12, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated April 29, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated February 27, 2007, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(5) Amendment No. 4, dated March 18, 2008, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(6) Amendment No. 5, dated April 30, 2010, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Insurance Company is filed herewith.

(hhh)	—	Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

(iii)	—	Participation Agreement, dated March 27, 2000, between Registrant and Northern Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

(jjj)	—	Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

(kkk)	—	(1) Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(2) Amendment No. 1, dated December 1, 2000, to the Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

(lll)	—	(1) Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(2) Amendment dated April 30, 2004, to the Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(mmm)	—	(1) Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(2) Amendment No. 1, dated April 27, 2000, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(3) Amendment No. 2, dated September 1, 2001, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(4) Amendment No. 3, dated April 1, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(5) Amendment No. 4, dated December 31, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(6) Amendment No. 5, dated August 20, 2003, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(7) Amendment No. 6, dated April 30, 2004, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(8) Amendment No. 7, dated October 1, 2006, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(9) Amendment No. 8, dated January 29, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(10) Amendment No. 9, dated May 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(11) Amendment No. 10, dated August 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(nnn)	—	(1) Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(2) Amendment dated October 31, 2002, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated April 30, 2010, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company is filed herewith.

(ooo)	—	(1) Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2001.

	—	(2) Amendment No. 1, dated September 5, 2001, to the Private Placement Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

(ppp)	—	(1) Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment No. 1, dated November 1, 2000, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment No. 2, dated October 1, 2002, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(qqq)	—	(1) Participation Agreement, dated April 3, 2000, between Registrant and First Cova Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment No. 1, dated February 12, 2001, to the Participation Agreement dated December 31, 1997, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(3) Amendment No. 2, dated April 30, 2007, to the Participation Agreement dated December 31, 1997, between Registrant and First MetLife Investors Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(rrr)	—	(1) Participation Agreement, dated February 1, 2001, between Registrant and Peoples Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment dated April 6, 2004, to the Participation Agreement, dated February 1, 2001, between Registrant and Peoples Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment and Novation, dated May 1, 2007, to the Participation Agreement dated February 1, 2001, between Registrant and People’s Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(sss)	—	(1) Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company is filed herewith.

(ttt)	—	(1) Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Home Life Mutual Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment No. 1, dated April 30, 2010, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) is filed herewith.

(uuu)	—	(1) Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company is filed herewith.

(vvv)	—	(1) Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment No. 1, dated February 1, 2008, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company is filed herewith.

(www)	—	(1) Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated April 30, 2004, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment dated May 1, 2008, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company is filed herewith.

(xxx)	—	Participation Agreement, dated April 17, 2001, between Registrant and Sun Life Insurance and Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

(yyy)	—	(1) Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment dated April 30, 2001, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated July 12, 2006, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(4) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(zzz)	—	(1) Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment dated April 30, 2004, to the Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(aaaa)	—	(1) Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment No. 1, dated December 18, 2002, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

(bbbb)	—	(1) Participation Agreement, dated October 1, 2001, between Registrant and The Travelers Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

	—	(2) Amendment dated May 1, 2003, to the Participation Agreement, dated October 1, 2001, between Registrant and The Travelers Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated March 31, 2005, to the Participation Agreement, dated October 1, 2001, between Registrant and The Travelers Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment dated April 28, 2008, to the Participation Agreement, dated October 1, 2001, between Registrant and The Travelers Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 35, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

(cccc)	—	Participation Agreement, dated November 1, 2001, between Registrant and The American Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2002.

(dddd)	—	(1) Participation Agreement, dated May 1, 2002, between the Registrant and Hartford Life and Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 2002, between Registrant and Hartford Life and Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(eeee)	—	(1) Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, filed on April 30, 2002.

	—	(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated April 1, 2005, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated October 1, 2006, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

(ffff)	—	(1) Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated July 12, 2006, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(4) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.)incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(5) Amendment dated July 30, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(6) Amendment dated January 10, 2008, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) incorporated herein by reference to Post-Effective Amendment No. 35, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(7) Amendment dated June 1, 2009, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) incorporated herein by reference to Post-Effective Amendment No. 42, to Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

	—	(8) Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.) is filed herewith.

(gggg)	—	(1) Participation Agreement, dated October 1, 2002, between Registrant and CUNA Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2003.

	—	(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(3) Amendment No. 2, dated March 19, 2008, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Mutual Life Insurance Company is filed herewith.

(hhhh)	—	(1) Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment dated May 1, 2003, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated April 30, 2004, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment dated July 15, 2005, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(iiii)	—	(1) Participation Agreement, dated May 22, 2002, between Registrant and The Penn Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 22, 2002, between Registrant and The Penn Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated May 22, 2002, between Registrant and The Penn Mutual Life Insurance Company is filed herewith.

(jjjj)	—	(1) Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 33, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company is filed herewith.

(kkkk)	—	(1) Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Participation Agreement, dated April 19, 2010, to the Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company is filed herewith.

	—	(3) Participation Agreement, dated April 30, 2010, to the Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company is filed herewith.

(llll)	—	(1) Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company of America incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Participation Agreement, dated April 19, 2010, to the Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company of America is filed herewith.

	—	(3) Participation Agreement, dated April 30, 2010, to the Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company of America is filed herewith.

(mmmm)	—	(1) Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment dated March 2, 2007, to the Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

(nnnn)	—	(1) Participation Agreement, dated October 12, 1999, between Registrant and Security Equity Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated October 31, 2003, to the Participation Agreement, dated October 12, 1999, between Registrant and Security Equity Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(oooo)	—	(1) Participation Agreement, dated October 12, 1999, between Registrant and General American Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment dated September 2, 2002, to the Participation Agreement, dated October 12, 1999, between Registrant and General American Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(pppp)	—	(1) Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment dated April 30, 2004, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment dated May 1, 2006, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment dated May 1, 2008, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company is filed herewith.

(qqqq)	—	Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(rrrr)	—	Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(ssss)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No.1, dated April 28, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37, to Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(3) Amendment No. 2, dated September 30, 2009, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

	—	(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company is filed herewith.

	—	(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company is filed herewith.

(tttt)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Variable Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated July 31, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(3) Amendment No. 2, dated November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(4) Amendment No. 3, dated November 3, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company) incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company is filed herewith.

(uuuu)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Novation to Participation Agreement, dated February 26, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(3) Amendment No. 1, effective November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(4) Amendment No. 2, effective November 3, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(5) Amendment No. 3, effective April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp. is filed herewith.

(vvvv)	—	Participation Agreement, dated April 30, 2004, between Registrant and Business Men’s Assurance Company of America incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(wwww)	—	Participation Agreement, dated April 30, 2004, between Registrant and American Skandia Life Assurance Corp incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(xxxx)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc., and Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(3) Amendment No. 2, dated August 1, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(4) Amendment No. 3, dated November 15, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant, Invesco Distributors, Inc. and Great-West Life & Annuity Insurance Company is filed herewith.

(yyyy)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated April 1, 2009, to the Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company filed herewith.

(zzzz)	—	(1) Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated April 29, 2005, to the Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated February 27, 2007, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York) incorporated herein by reference to Post-Effective Amendment No. 34, to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(4) Amendment No. 3, dated March 18, 2008, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York) incorporated herein by reference to Post-Effective Amendment No. 35, to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

(aaaaa)	—	Participation Agreement, dated April 30, 2004, between Registrant and American Partners Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(bbbbb)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated July 1, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company is filed herewith.

(ccccc)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and C.M. Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and C.M. Life Insurance Company is filed herewith.

(ddddd)	—	(1) Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment dated October 16, 2009, to the Participation Agreement, July 1, 2005, between Registrant and AXA Equitable Life Insurance incorporated herein by reference to Post-Effective Amendment No. 42, to Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

	—	(3) Amendment dated April 19, 2010, to the Participation Agreement, July 1, 2005, between Registrant and AXA Equitable Life Insurance is filed herewith.

	—	(4) Amendment dated April 30, 2010, to the Participation Agreement, July 1, 2005, between Registrant and AXA Equitable Life Insurance is filed herewith.

(eeeee)	—	(1) Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Addendum dated March 17, 2006, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 1, dated April 2, 2008, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(4) Amendment No. 2, dated August 1, 2009, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

	—	(5) Amendment No. 3, dated October 1, 2009, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, filed on February 12, 2010.

(fffff)	—	Participation Agreement, dated April 30, 2004, between Registrant and Chase Insurance Life and Annuity Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

(ggggg)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated May 28, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, filed on October 22, 2008.

	—	(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company is filed herewith.

(hhhhh)	—	(1) Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(3) Amendment No. 2, dated July 1, 2005, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 32, to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2006.

	—	(4) Amendment No. 3, dated January 13, 2009, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(iiiii)	—	(1) Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and First Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007.

	—	(2) Amendment No. 1, dated November 15, 2007, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2008.

	—	(3) Amendment No. 2, dated February 20, 2008, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2008.

	—	(4) Amendment No. 3, dated December 23, 2008, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement dated April 30, 2004, between Registrant, Invesco Distributors, Inc., and First Great-West Life & Annuity Insurance Company is filed herewith.

(jjjjj)	—	Participation Agreement, dated June 1, 2010, between Registrant and Empire Fidelity Investments Life Insurance Company is filed herewith.

(kkkkk)	—	Participation Agreement, dated June 1, 2010, between Registrant and Fidelity Investments Life Insurance Company is filed herewith.

(lllll)	—	Participation Agreement, dated June 1, 2010, between Registrant and Fidelity Security Life Insurance Company is filed herewith.

(mmmmm)	—	Participation Agreement, dated June 1, 2010, between Registrant and Integrity Life Insurance Company is filed herewith.

(nnnnn)	—	Participation Agreement, dated June 1, 2010, between Registrant and National Integrity Life Insurance Company is filed herewith.

(ooooo)	—	Participation Agreement, dated June 1, 2010, between Registrant and National Security Life and Annuity Company is filed herewith.

(ppppp)	—	Participation Agreement, dated June 1, 2010, between Registrant and Ohio National Life Assurance Corporation is filed herewith.

(qqqqq)	—	Participation Agreement, dated June 1, 2010, between Registrant and The Ohio National Life Insurance Company is filed herewith.

(rrrrr)	—	Participation Agreement, dated June 1, 2010, between Registrant and Standard Insurance Company is filed herewith.

(sssss)	—	Participation Agreement, dated May 28, 2010, between Registrant and First SunAmerica Life Insurance Company is filed herewith.

(ttttt)	—	Participation Agreement, dated May 28, 2010, between Registrant and SunAmerica Annuity and Life Assurance Company is filed herewith.

(uuuuu)	—	Accounting Services Agreement, dated March 31, 1993, between the Registrant and State Street Bank and Trust Company incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 1996.

(vvvvv)	—	Sixth Amended and Restated Memorandum of Agreement, dated as of July 1, 2010, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding securities lending incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

(wwwww)	—	Memorandum of Agreement, dated as of July 1, 2010, between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

(xxxxx)	—	Memorandum of Agreement, dated as of July 1, 2010, between Registrant, on behalf of all funds, and Invesco Aim Advisors, Inc., regarding expense limitations incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

(yyyyy)	—	Memorandum of Agreement, dated as of July 1, 2010, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding Affiliated Money Market Fund Waiver incorporated herein by reference to Post-Effective Amendment No. 46, to the Registrant’s Registration Statement on Form N-1A, filed on October 4, 2010.

(zzzzz)	—	Registrant’s Amended and Restated Multiple Class Plan, effective July 16, 2001, as amended and restated August 18, 2003 incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on February 13, 2004.

14(a)	—	Consent of PricewaterhouseCoopers LLP is filed herewith.

14(b)	—	Consent of Ernst & Young LLP is filed herewith.

14(c)		Consent of Deloitte & Touche LLP is filed herewith.

15	—	Financial Statements — None.

16(a)	—	Powers of Attorney for Arch, Baker, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Sonnenschein, Stickel, Taylor and Whalen are filed herewith.

(b)	—	Power of Attorney for Mr. Frischling is filed herewith.

17	—	Form of Proxy Cards relating to Special Meeting of Shareholders is filed herewith.

Item 17.	Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145C], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filled under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus in a Post-Effective Amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 12th day of November, 2010.

Registrant:	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
	By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	November 12, 2010
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	November 12, 2010
(David C. Arch)

/s/ Bob R. Baker*	Trustee	November 12, 2010
(Bob R. Baker)

/s/ Frank S. Bayley*	Trustee	November 12, 2010
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	November 12, 2010
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	November 12, 2010
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	November 12, 2010
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	November 12, 2010
(Albert R. Dowden)

/s/ Jack M. Fields*	Trustee	November 12, 2010
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	November 12, 2010
(Martin L. Flanagan)

/s/ Carl Frischling*	Trustee	November 12, 2010
(Carl Frischling)

/s/ Prema Mathai-Davis*	Trustee	November 12, 2010
(Prema Mathai-Davis)

SIGNATURES	TITLE	DATE

/s/ Lewis F. Pennock*	Trustee	November 12, 2010
(Lewis F. Pennock)

/s/ Larry Soll*	Trustee	November 12, 2010
(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	November 12, 2010
(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	November 12, 2010
(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen*	Trustee	November 12, 2010
(Wayne W. Whalen)

/s/ Sheri Morris	Vice President & Treasurer (Principal Financial and
(Sheri Morris)	Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated November 5 and 8, 2010, filed herewith.

INDEX TO EXHIBITS

Exhibit
Number	Description
11	Opinion and Consent of Stradley Ronon Stevens & Young, LLP

13(k)(7)	Amendment dated April 30, 2010, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company

13(o)(6)	Amendment dated April 30, 2010, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey

13(p)(3)	Amendment No. 2, dated April 30, 2010, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America

13(cc)(20)	Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company)

13(hh)(8)	Amendment dated April 30, 2010, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company

13(jj)(11)	Amendment No. 10, dated April 30, 2010, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company

13(mm)(3)	Amendment No. 2, dated April 30, 2010, to the Amended and Restated Participation Agreement, dated July 31, 2007, between Registrant and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company

13(pp)(5)	Amendment dated April 30, 2010, to the Participation Agreement, dated December 1, 1998, between Registrant and Prudential Insurance Company of America.

13(rr)(4)	Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston

13(ggg)(6)	Amendment No. 5, dated April 30, 2010, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Insurance Company

13(nnn)(3)	Amendment dated April 30, 2010, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company

13(sss)(5)	Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company

13(ttt)(2)	Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company)

Exhibit
Number	Description
13(uuu)(2)	Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company

13(vvv)(3)	Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company

13(www)(5)	Amendment dated April 30, 2010, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company

13(ffff)(8)	Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.)

13(gggg)(4)	Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Mutual Life Insurance Company

13(iiii)(3)	Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated May 22, 2002, between Registrant and The Penn Mutual Life Insurance Company

13(jjjj)(5)	Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company

13(kkkk)(2)	Amendment No. 2, dated April 19, 2010, to the Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company

13(kkkk)(3)	Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company

13(llll)(2)	Amendment No. 1, dated April 19, 2010, to the Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company of America

13(llll)(3)	Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company of America

13(pppp)(5)	Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Jefferson National Life Insurance Company

13(ssss)(4)	Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company

13(ssss)(5)	Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company

13(tttt)(5)	Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company

13(uuuu)(5)	Amendment No. 3, effective April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp.

Exhibit
Number	Description
13(xxxx)(5)	Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant, Invesco Distributors, Inc. and Great-West Life & Annuity Insurance Company

13(yyyy)(3)	Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company

13(bbbbb)(3)	Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company

13(ccccc)(2)	Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and C.M. Life Insurance Company

13(ddddd)(3)	Amendment dated April 19, 2010, to the Participation Agreement, July 1, 2005, between Registrant and AXA Equitable Life Insurance

13(ddddd)(4)	Amendment dated April 30, 2010, to the Participation Agreement, July 1, 2005, between Registrant and AXA Equitable Life Insurance

13(ggggg)(3)	Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company

13(iiiii)(5)	Amendment No. 4, dated April 30, 2010, to the Participation Agreement dated April 30, 2004, between Registrant, Invesco Distributors, Inc., and First Great-West Life & Annuity Insurance Company

13(jjjjj)	Participation Agreement, dated June 1, 2010, between Registrant and Empire Fidelity Investments Life Insurance Company

13(kkkkk)	Participation Agreement, dated June 1, 2010, between Registrant and Fidelity Investments Life Insurance Company

13(lllll)	Participation Agreement, dated June 1, 2010, between Registrant and Fidelity Security Life Insurance Company

13(mmmmm)	Participation Agreement, dated June 1, 2010, between Registrant and Integrity Life Insurance Company

13(nnnnn)	Participation Agreement, dated June 1, 2010, between Registrant and National Integrity Life Insurance Company

13(ooooo)	Participation Agreement, dated June 1, 2010, between Registrant and National Security Life and Annuity Company

13(ppppp)	Participation Agreement, dated June 1, 2010, between Registrant and Ohio National Life Assurance Corporation

13(qqqqq)	Participation Agreement, dated June 1, 2010, between Registrant and The Ohio National Life Insurance Company

13(rrrrr)	Participation Agreement, dated June 1, 2010, between Registrant and Standard Insurance Company

Exhibit
Number	Description
13(sssss)	Participation Agreement, dated May 28, 2010, between Registrant and First SunAmerica Life Insurance Company

13(ttttt)	Participation Agreement, dated May 28, 2010, between Registrant and SunAmerica Annuity and Life Assurance Company

14(a)	Consent of PricewaterhouseCoopers LLP

14(b)	Consent of Ernst & Young LLP

14(c)	Consent of Deloitte & Touche LLP

16(a)	Powers of Attorney for Arch, Baker, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Sonnenschein, Stickel, Taylor and Whalen

16(b)	Power of Attorney for Mr. Frischling

17	Form of Proxy Cards relating to Special Meeting of Shareholders